UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

VIRTUS VARIABLE INSURANCE TRUST

SEMIANNUAL REPORT

Virtus Capital Growth Series*

Virtus Equity Trend Series**

Virtus Growth & Income Series

Virtus International Series

Virtus Multi-Sector Fixed Income Series

Virtus Real Estate Securities Series

Virtus Small-Cap Growth Series

Virtus Small-Cap Value Series

Virtus Strategic Allocation Series

* Prospectus supplement applicable to the Series appears at the back of this Semiannual Report.	June 30, 2015
** Prospectus supplement applicable to the Series, discussing various changes including the change of the Series’ name, appears at the back of this Semiannual Report.

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.	Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Insurance Trust Investors:

I am pleased to present this semi-annual report that reviews the performance of your Series for the six months ended June 30, 2015.

During this period, U.S. equity markets were challenged by falling oil prices, the Greek debt crisis in late June, and a slowdown in U.S. growth in the first part of the year, which prompted the Federal Reserve to postpone raising interest rates. Broad U.S. equity indices registered flat-to-modest gains for the six months ended June 30, 2015. The large-cap S&P 500® Index and Dow Jones Industrial AverageSM returned 1.23% and 0.03%, respectively, while the technology-heavy NASDAQ Composite Index® was up 5.90%. By comparison, international equities generally outperformed, with a particularly strong rally in the first four months of 2015, before worries about Greece dampened enthusiasm at the end of June.

Against this backdrop, U.S. Treasuries remained an attractive “safe haven” among global investors. The bellwether 10-year U.S. Treasury yield ended at 2.35% on June 30, 2015, not far from the 2.17% it yielded on December 31, 2014. In light of the Fed’s stated intentions to raise interest rates this year, fixed income assets experienced slight losses in anticipation. The Barclays U.S. Aggregate Bond Index, which concentrates on Treasuries and other investment-grade debt securities, declined 0.10% for the six months ended June 30, 2015, while higher-yielding securities outperformed, with the Barclays U.S. Corporate High Yield Bond Index up 2.53% for the same period.

The strength of the global economy is likely to remain a concern for the markets in the months ahead. Interventions by the Fed and other global central banks will be watched with great interest. Following the weak start to the year, the U.S. economy showed signs of bouncing back in the second quarter – including strong jobs, housing, and consumer spending data – and gives investors reason for optimism. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty serves as a constant reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may provide a cushion against inevitable market fluctuations. Your financial advisor can help you ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely, George R. Aylward President, Virtus Variable Insurance Trust July 2015

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Fund (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of January 1, 2015 to June 30, 2015

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Capital Growth Series
Actual
Class A	$1,000.00	$1,072.40	1.03%	$5.29

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.62	1.03	5.17
Equity Trend Series
Actual
Class A	$1,000.00	$943.40	1.70%	$8.19
Class I	1,000.00	945.10	1.45	6.99

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.26	1.70	8.53
Class I	1,000.00	1,017.51	1.45	7.28
Growth & Income Series
Actual
Class A	$1,000.00	$994.10	0.98%	$4.85

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.87	0.98	4.92
International Series
Actual
Class A	$1,000.00	$999.00	1.18%	$5.85
Class I	1,000.00	1,000.90	0.93	4.61

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.87	1.18	5.92
Class I	1,000.00	1,020.13	0.93	4.67
Multi-Sector Fixed Income Series
Actual
Class A	$1,000.00	$1,021.30	0.94%	$4.71
Class I	1,000.00	1,022.60	0.69	3.46

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.08	0.94	4.72
Class I	1,000.00	1,021.33	0.69	3.46
Real Estate Securities Series
Actual
Class A	$1,000.00	$946.40	1.16%	$5.60
Class I	1,000.00	947.70	0.91	4.39

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.97	1.16	5.82
Class I	1,000.00	1,020.23	0.91	4.57
Small-Cap Growth Series
Actual
Class A	$1,000.00	$1,060.40	1.19%	$6.08
Class I	1,000.00	1,061.60	0.94	4.80

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.82	1.19	5.97
Class I	1,000.00	1,020.08	0.94	4.72

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2015 to June 30, 2015

Expense Table
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Value Series
Actual
Class A	$1,000.00	$1,009.80	1.20%	$5.98

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.77	1.20	6.02
Strategic Allocation Series
Actual
Class A	$1,000.00	$998.90	0.98%	$4.86

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.87	0.98	4.92

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings

June 30, 2015 (Unaudited)

For each Series, the following tables present portfolio holdings within certain sectors and as a percentage of total investments attributable to each sector.

Capital Growth Series

Information Technology	37%
Consumer Discretionary	23
Health Care	17
Consumer Staples	11
Industrials	6
Energy	2
Materials	2
Other (includes short-term investments)	2

Total	100%

Equity Trend Series

Consumer Discretionary	30%
Industrials	14
Information Technology	13
Health Care	11
Financials	9
Materials	8
Consumer Staples	7
Other (includes short-term investments)	8

Total	100%

Growth & Income Series

Information Technology	18%
Financials	17
Consumer Discretionary	16
Health Care	16
Industrials	13
Energy	8
Materials	5
Other (includes short-term investments)	7

Total	100%

International Series

Financials	20%
Industrials	18
Consumer Staples	16
Materials	11
Health Care	10
Information Technology	10
Telecommunication Services	7
Other (includes short-term investments)	8

Total	100%

Multi-Sector Fixed Income Series

Corporate Bonds and Notes		55%
Financials	20%
Energy	8
Consumer Discretionary	6
Industrials	5
Total of all others	16
Mortgage-Backed Securities		14
Loan Agreements		10
Asset-Backed Securities		6
Foreign Government Securities		5
Preferred Stock		4
Other (includes short-term investments)		6

Total		100%

Real Estate Securities Series

Apartments	21%
Office	15
Regional Malls	13
Lodging/Resorts	13
Shopping Centers	10
Self Storage	10
Industrials	8
Other (includes short-term investments)	10

Total	100%

Small-Cap Growth Series

Information Technology	35%
Industrials	14
Health Care	13
Consumer Discretionary	10
Consumer Staples	10
Financials	9
Materials	3
Other (includes short-term investments)	6

Total	100%

Small-Cap Value Series

Information Technology	28%
Financials	20
Industrials	20
Consumer Discretionary	12
Consumer Staples	8
Utilities	4
Health Care	3
Other (includes short-term investments)	5

Total	100%

Strategic Allocation Series

Common Stock		59%
Information Technology	10%
Financials	10
Consumer Discretionary	10
Health Care	9
Industrials	8
Total of all other common stock sectors	12
Corporate Bonds and Notes		20
Financials	10%
Energy	2
Total of all other corporate bond sectors	8
Mortgage-Backed Securities		13
Asset-Backed Securities		2
Municipal Bonds		2
Loan Agreements		1
Foreign Government Securities		1
Other (includes short-term investments)		2

Total		100%

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—23.2%
Amazon.com, Inc.(2)	8,180	$3,551
Home Depot, Inc.	50,960	5,663
Las Vegas Sands Corp.	83,220	4,375
Netflix, Inc.(2)	4,360	2,864
NIKE, Inc. Class B	88,650	9,576
Priceline Group, Inc. (The)(2)	4,015	4,623
Ross Stores, Inc.	89,620	4,356
Starbucks Corp.	148,340	7,953
Time Warner, Inc.	33,660	2,942
TripAdvisor, Inc.(2)	54,460	4,746

		50,649

Consumer Staples—11.5%
Colgate-Palmolive Co.	59,900	3,918
Costco Wholesale Corp.	29,577	3,995
Estee Lauder Cos., Inc. (The) Class A	30,570	2,649
Mead Johnson Nutrition Co.	39,210	3,538
Monster Beverage Corp.(2)	49,971	6,697
Philip Morris International, Inc.	52,530	4,211

		25,008

Energy—2.2%
Core Laboratories N.V.	12,000	1,369
Schlumberger Ltd.	38,720	3,337

		4,706

Financials—1.3%
Charles Schwab Corp. (The)	89,100	2,909

Health Care—17.0%
Amgen, Inc.	11,230	1,724
BioMarin Pharmaceutical, Inc.(2)	25,250	3,453
Bristol-Myers Squibb Co.	65,460	4,356
Celgene Corp.(2)	38,270	4,429
Cerner Corp.(2)	54,674	3,776
Gilead Sciences, Inc.	65,490	7,668
Medidata Solutions, Inc.(2)	61,030	3,315
Perrigo Co. plc	23,020	4,255
Zoetis, Inc.	86,540	4,173

		37,149

Industrials—5.8%
Canadian Pacific Railway Ltd.	8,150	1,306
Danaher Corp.	48,020	4,110
Roper Industries, Inc.	27,870	4,806
Towers Watson & Co. Class A	18,680	2,350

		12,572

Information Technology—36.7%
Accenture plc Class A	33,290	3,222
Amphenol Corp. Class A	104,270	6,045
ANSYS, Inc.(2)	53,910	4,919
Apple, Inc.	145,220	18,214
Applied Materials, Inc.	245,430	4,717
Baidu, Inc. Sponsored ADR(2)	20,600	4,101
CoStar Group, Inc.(2)	19,283	3,881
Facebook, Inc. Class A(2)	174,860	14,997

	SHARES	VALUE
Information Technology—continued
Fleetmatics Group plc(2)	71,480	$3,347
Tableau Software, Inc. Class A(2)	40,500	4,670
Twitter, Inc.(2)	40,510	1,467
Visa, Inc. Class A	103,540	6,953
Workday, Inc. Class A(2)	44,550	3,403

		79,936

Materials—1.8%
Ecolab, Inc.	35,210	3,981
TOTAL COMMON STOCKS
(Identified Cost $134,503)		216,910
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $134,503)		216,910

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,700,047	1,700
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,700)		1,700
TOTAL INVESTMENTS—100.3%
(Identified Cost $136,203)		218,610	(1)
Other assets and liabilities, net—(0.3)%		(580)

NET ASSETS—100.0%		$218,030

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	97%
China	2
Canada	1
Total	100%
† % of total investments as of June 30, 2015

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$216,910	$216,910
Short-Term Investments	1,700	1,700

Total Investments	$218,610	$218,610

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.6%

Consumer Discretionary—28.7%
Amazon.com, Inc.(2)	300	$130
AutoNation, Inc.(2)	270	17
AutoZone, Inc.(2)	110	73
Best Buy Co., Inc.	4,730	154
BorgWarner, Inc.	750	43
Cablevision Systems Corp. Class A	170	4
CarMax, Inc.(2)	760	50
Carnival Corp.	1,260	62
CBS Corp. Class B	2,210	123
Comcast Corp. Class A	2,240	135
Delphi Automotive plc	920	78
DIRECTV(2)	460	43
Discovery Communications, Inc. Class A(2)	670	22
Discovery Communications, Inc. Class C(2)	1,200	37
Expedia, Inc.	80	9
GameStop Corp. Class A	1,490	64
Gap, Inc. (The)	580	22
Garmin Ltd.	1,980	87
Genuine Parts Co.	2,470	221
Goodyear Tire & Rubber Co. (The)	7,280	220
H&R Block, Inc.	7,260	215
Harman International Industries, Inc.	1,110	132
Hasbro, Inc.	1,370	102
Home Depot, Inc.	1,350	150
Interpublic Group of Cos., Inc. (The)	3,540	68
Johnson Controls, Inc.	2,030	101
L Brands, Inc.	540	46
Leggett & Platt, Inc.	1,640	80
Lowe’s Cos., Inc.	1,070	72
Marriott International, Inc. Class A	660	49
Mattel, Inc.	4,460	115
Mohawk Industries, Inc.(2)	740	141
Netflix, Inc.(2)	40	26
News Corp. Class A(2)	7,410	108
NIKE, Inc. Class B	2,060	223
O’Reilly Automotive, Inc.(2)	340	77
Omnicom Group, Inc.	2,140	149
Priceline Group, Inc. (The)(2)	40	46
Ross Stores, Inc.	930	45
Royal Caribbean Cruises Ltd.	460	36
Scripps Networks Interactive, Inc. Class A	480	31
Starwood Hotels & Resorts Worldwide, Inc.	540	44
Time Warner, Inc.	550	48
Time Warner Cable, Inc.	230	41
TJX Cos., Inc.	1,480	98
TripAdvisor, Inc.(2)	80	7
Twenty-First Century Fox, Inc. Class A	1,280	42
Urban Outfitters, Inc.(2)	250	9
Viacom, Inc. Class B	250	16
Walgreens Boots Alliance, Inc.	1,030	87
Walt Disney Co. (The)	1,030	118
Whirlpool Corp.	1,250	216
Wyndham Worldwide Corp.	380	31

		4,363

	SHARES	VALUE
Consumer Staples—6.6%
Archer-Daniels-Midland Co.	4,380	$211
Brown-Forman Corp. Class B	940	94
Constellation Brands, Inc. Class A	1,100	128
CVS Health Corp.	1,280	134
Kroger Co. (The)	2,120	154
Molson Coors Brewing Co. Class B	3,150	220
Whole Foods Market, Inc.	1,690	67

		1,008

Energy—2.9%
Kinder Morgan, Inc.	2,830	109
Marathon Petroleum Corp.	1,070	56
ONEOK, Inc.	360	14
Phillips 66	1,090	88
Spectra Energy Corp.	1,150	37
Tesoro Corp.	260	22
Valero Energy Corp.	990	62
Williams Cos., Inc. (The)	1,000	57

		445

Financials—8.9%
American Express Co.	1,320	102
AON plc	1,040	104
Capital One Financial Corp.	780	69
CBRE Group, Inc. Class A(2)	6,030	223
Charles Schwab Corp. (The)	1,370	45
CME Group, Inc.	650	60
Discover Financial Services	680	39
E*Trade Financial Corp.(2)	360	11
Goldman Sachs Group, Inc. (The)	470	98
HCP, Inc.	1,640	60
Health Care REIT, Inc.	1,240	81
Intercontinental Exchange, Inc.	240	54
Marsh & McLennan Cos., Inc.	2,060	117
McGraw-Hill Cos., Inc. (The)	570	57
Moody’s Corp.	350	38
Morgan Stanley	1,830	71
NASDAQ OMX Group, Inc. (The)	240	12
Navient Corp.	630	11
Realty Income Corp.	500	22
Ventas, Inc.	1,190	74

		1,348

Health Care—10.2%
AbbVie, Inc.	300	20
Aetna, Inc.	270	34
Agilent Technologies, Inc.	970	37
Alexion Pharmaceuticals, Inc.(2)	70	13
Allergan plc(2)	70	21
AmerisourceBergen Corp.	400	43
Amgen, Inc.	310	48
Anthem, Inc.	230	38
Biogen, Inc.(2)	90	36
Bristol-Myers Squibb Co.	320	21
Cardinal Health, Inc.	610	51
Celgene Corp.(2)	310	36
Cerner Corp.(2)	3,250	225
CIGNA Corp.	180	29
Eli Lilly & Co.	160	13
Endo International plc(2)	40	3
Gilead Sciences, Inc.	540	63
HCA Holdings, Inc.(2)	1,470	133

	SHARES	VALUE
Health Care—continued
Hospira, Inc.(2)	40	$4
Humana, Inc.	120	23
Johnson & Johnson	550	54
Mallinckrodt plc(2)	20	2
McKesson Corp.	430	97
Merck & Co., Inc.	550	31
Mylan NV	90	6
Patterson Cos., Inc.	150	7
PerkinElmer, Inc.	290	15
Perrigo Co. plc	30	6
Pfizer, Inc.	1,160	39
Regeneron Pharmaceuticals, Inc.(2)	30	15
Schein (Henry), Inc.(2)	150	21
Tenet Healthcare Corp.(2)	470	27
Thermo Fisher Scientific, Inc.	1,070	139
UnitedHealth Group, Inc.	810	99
Universal Health Services, Inc. Class B	440	63
Vertex Pharmaceuticals, Inc.(2)	100	12
Waters Corp.(2)	230	30
Zoetis, Inc.	100	5

		1,559

Industrials—13.4%
Allegion plc	1,450	87
American Airlines Group, Inc.	1,890	75
Avery Dennison Corp.	830	51
Boeing Co. (The)	310	43
Cintas Corp.	2,630	222
CSX Corp.	1,410	46
Delta Air Lines, Inc.	2,040	84
Dover Corp.	260	18
Dun & Bradstreet Corp.	250	31
Equifax, Inc.	810	79
Flowserve Corp.	220	12
General Dynamics Corp.	140	20
Honeywell International, Inc.	360	37
Illinois Tool Works, Inc.	560	51
Ingersoll-Rand plc	420	28
Kansas City Southern	160	15
L-3 Communications Holdings, Inc.	40	5
Lockheed Martin Corp.	120	22
Masco Corp.	5,050	135
Nielsen Holdings NV	2,470	111
Norfolk Southern Corp.	450	39
Northrop Grumman Corp.	90	14
Pall Corp.	160	20
Parker Hannifin Corp.	230	27
Pentair plc	290	20
Precision Castparts Corp.	70	14
Raytheon Co.	160	15
Robert Half International, Inc.	4,000	222
Rockwell Collins, Inc.	60	6
Ryder System, Inc.	2,520	220
Snap-On, Inc.	90	14
Southwest Airlines Co.	1,720	57
Stanley Black & Decker, Inc.	240	25
Textron, Inc.	140	6
Union Pacific Corp.	1,260	120
United Technologies Corp.	390	43
Xylem, Inc.	290	11

		2,045

Refer to Footnote Legend on page 8.

See Notes to Financial Statements

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—12.5%
Adobe Systems, Inc.(2)	760	$62
Akamai Technologies, Inc.(2)	70	5
Alliance Data Systems Corp.(2)	40	12
Amphenol Corp. Class A	1,530	89
Apple, Inc.	1,430	179
Applied Materials, Inc.	6,050	116
Autodesk, Inc.(2)	430	22
Automatic Data Processing, Inc.	300	24
Citrix Systems, Inc.(2)	250	18
Computer Sciences Corp.	90	6
Corning, Inc.	6,690	132
eBay, Inc.(2)	400	24
Electronic Arts, Inc.(2)	3,350	223
EMC Corp.	510	13
Equinix, Inc.	20	5
Facebook, Inc. Class A(2)	700	60
Fidelity National Information Services, Inc.	180	11
Fiserv, Inc.(2)	140	12
Gannett, Inc.(2)	1,645	23
Google, Inc. Class A(2)	100	54
Google, Inc. Class C(2)	110	57
Hewlett-Packard Co.	460	14
Intuit, Inc.	470	47
KLA-Tencor Corp.	800	45
Lam Research Corp.	730	59
MasterCard, Inc. Class A	580	54
NetApp, Inc.	90	3
Paychex, Inc.	200	9
Salesforce.com, Inc.(2)	1,030	72
SanDisk Corp.	60	3
Seagate Technology plc	90	4
TE Connectivity Ltd.	3,350	215
Tegna, Inc.(2)	3,290	106
Total System Services, Inc.	110	5
VeriSign, Inc.(2)	40	2
Visa, Inc. Class A	1,190	80
Western Digital Corp.	60	5
Western Union Co. (The)	320	7
Xerox Corp.	630	7
Yahoo!, Inc.(2)	340	13

		1,897

Materials—8.2%
Dow Chemical Co. (The)	1,740	89
Du Pont (E.I.) de Nemours & Co.	1,490	95
Eastman Chemical Co.	230	19
Ecolab, Inc.	540	61
FMC Corp.	230	12
Freeport-McMoRan Copper & Gold, Inc.	11,330	211
International Flavors & Fragrances, Inc.	160	17
International Paper Co.	4,430	211
Martin Marietta Materials, Inc.	680	96
MeadWestvaco Corp.	1,580	75
PPG Industries, Inc.	540	62
Sealed Air Corp.	1,810	93
Sherwin-Williams Co. (The)	170	47
Sigma-Aldrich Corp.	240	33
Vulcan Materials Co.	1,440	121

		1,242

	SHARES	VALUE
Retail REITs—1.3%
General Growth Properties, Inc.	1,330	$34
Kimco Realty Corp.	890	20
Macerich Co. (The)	310	23
Simon Property Group, Inc.	680	118

		195

Telecommunication Services—1.5%
Level 3 Communications, Inc.(2)	4,200	221

		221

Utilities—1.4%
AGL Resources, Inc.	4,610	215

		215
TOTAL COMMON STOCKS
(Identified Cost $14,986)		14,538
TOTAL LONG TERM INVESTMENTS—95.6%
(Identified Cost $14,986)		14,538

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	48,894	49
JPMorgan Prime Money Market Fund (seven-day effective yield 0.090%)	48,894	49
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.04%)	50,376	50
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $148)		148
TOTAL INVESTMENTS—96.6%
(Identified Cost $15,134)		14,686	(1)
Other assets and liabilities, net—3.4%		523

NET ASSETS—100.0%		$15,209

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$14,538	$14,538
Short-Term Investments	148	148

Total Investments	$14,686	$14,686

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—16.3%
Bayerische Motoren Werke ADR	69,000	$2,534
Ford Motor Co.	176,000	2,642
GameStop Corp. Class A	31,000	1,332
Lear Corp.	22,000	2,470
Mohawk Industries, Inc.(2)	13,000	2,481
Regal Entertainment Group Class A	121,000	2,530
Royal Caribbean Cruises Ltd.	29,000	2,282
Viacom, Inc. Class B	36,000	2,327
Whirlpool Corp.	14,000	2,423

		21,021

Consumer Staples—5.0%
Archer-Daniels-Midland Co.	54,000	2,604
Clorox Co. (The)	12,000	1,248
PepsiCo, Inc.	28,000	2,614

		6,466

Energy—7.6%
Continental Resources, Inc.(2)	51,000	2,162
Hess Corp.	36,000	2,408
Schlumberger Ltd.	31,000	2,672
Valero Energy Corp.	41,000	2,566

		9,808

Financials—16.7%
BB&T Corp.	63,000	2,540
BlackRock, Inc.	7,600	2,629
Blackstone Group LP (The)	65,000	2,657
Goldman Sachs Group, Inc. (The)	13,100	2,735
JPMorgan Chase & Co.	40,000	2,710
Lincoln National Corp.	46,000	2,724
Progressive Corp. (The)	87,000	2,421
Prudential Financial, Inc.	29,000	2,538
Wells Fargo & Co.	11,000	619

		21,573

Health Care—16.1%
Abbott Laboratories	53,000	2,601
Becton, Dickinson & Co.	19,000	2,691
Biogen, Inc.(2)	6,300	2,545
Gilead Sciences, Inc.	24,000	2,810
HCA Holdings, Inc.(2)	27,000	2,449
St. Jude Medical, Inc.	36,000	2,631
UnitedHealth Group, Inc.	21,000	2,562
Zimmer Biomet Holdings, Inc.	22,000	2,403

		20,692

Industrials—12.8%
Alaska Air Group, Inc.	42,000	2,706
FedEx Corp.	15,000	2,556
L-3 Communications Holdings, Inc.	22,000	2,495
Parker Hannifin Corp.	22,000	2,559
Southwest Airlines Co.	60,000	1,986
Trinity Industries, Inc.	75,000	1,982

	SHARES	VALUE
Industrials—continued
United Rentals, Inc.(2)	26,000	$2,278

		16,562

Information Technology—17.5%
Apple, Inc.	20,000	2,509
EMC Corp.	100,000	2,639
Facebook, Inc. Class A(2)	29,000	2,487
Google, Inc. Class A(2)	2,000	1,080
Google, Inc. Class C(2)	3,409	1,775
Intel Corp.	85,000	2,585
MasterCard, Inc. Class A	28,000	2,618
Micron Technology, Inc.(2)	135,000	2,543
QUALCOMM, Inc.	40,000	2,505
Western Digital Corp.	24,000	1,882

		22,623

Materials—5.2%
CF Industries Holdings, Inc.	41,000	2,635
Hi-Crush Partners LP	46,210	1,418
Mosaic Co. (The)	56,000	2,624

		6,677

Telecommunication Services—2.1%
Verizon Communications, Inc.	57,000	2,657
TOTAL COMMON STOCKS (Identified Cost $98,286)		128,079
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $98,286)		128,079

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Fund—0.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	863,236	863
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $863)		863
TOTAL INVESTMENTS—100.0% (Identified Cost $99,149)		128,942	(1)
Other assets and liabilities, net—0.0%		21

NET ASSETS—100.0%		$128,963

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$128,079	$128,079
Short-Term Investments	863	863

Total Investments	$128,942	$128,942

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—9.0%

Consumer Staples—1.0%
Henkel AG & Co. KGAA (Germany)	22,100	$2,479

Financials—2.6%
Banco Bradesco S.A. Sponsored ADR 0.420% (Brazil)	709,437	6,499

Information Technology—3.6%
Samsung Electronics Co., Ltd. 1.770% (South Korea)	10,000	8,902

Materials—1.8%
Vale S.A. ADR 7.650% (Brazil)	848,400	4,284
TOTAL PREFERRED STOCKS (Identified Cost $21,686)		22,164

COMMON STOCKS—90.0%

Consumer Staples—15.1%
British American Tobacco plc (United Kingdom)	158,900	8,526
Casino Guichard Perrachon SA (France)	57,400	4,348
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	74,200	6,611
Japan Tobacco, Inc. (Japan)	252,300	8,989
Nestle S.A. Registered Shares (Switzerland)	121,000	8,736

		37,210

Energy—6.3%
John Wood Group plc (United Kingdom)	355,800	3,603
Royal Dutch Shell plc B Shares (United Kingdom)	234,900	6,669
Tenaris S.A. ADR (Italy)	193,800	5,237

		15,509

Financials—17.3%
AIA Group Ltd. (Hong Kong)	1,126,400	7,375
City Developments Ltd. (Singapore)	485,000	3,522
Daito Trust Construction Co., Ltd. (Japan)	24,900	2,580
HSBC Holdings plc (United Kingdom)	535,435	4,796
Nordea Bank AB (Sweden)	323,700	4,037
Oversea-Chinese Banking Corp. (Singapore)	646,837	4,889
Standard Chartered plc (United Kingdom)	372,827	5,969
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,299
Zurich Financial Services AG (Switzerland)	20,200	6,149

		42,616

	SHARES	VALUE
Health Care—10.1%
Fresenius Medical Care AG & Co. KGaA (Germany)	30,700	$2,534
Novartis AG Registered Shares (Switzerland)	116,600	11,492
Roche Holding AG (Switzerland)	39,100	10,957

		24,983

Industrials—17.6%
Atlas Copco AB (Sweden)	204,260	5,717
Canadian National Railway Co. (Canada)	81,400	4,696
Experian plc (United Kingdom)	308,300	5,615
FANUC Corp. (Japan)	38,700	7,931
Jardine Matheson Holdings Ltd. (Hong Kong)	87,600	4,971
Rolls-Royce Holdings plc C Shares (United Kingdom)	338,200	4,623
Rolls-Royce Holdings plc Entitlement Shares (United Kingdom)	54,834,900	86
Schindler Holding AG (Switzerland)	15,000	2,453
Schneider Electric SE (France)	51,900	3,583
Weir Group plc (The) (United Kingdom)	141,600	3,776

		43,451

Information Technology—6.1%
Check Point Software Technologies Ltd. (Israel)(2)	32,400	2,577
Taiwan Semiconductors Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	384,900	8,741
Telefonaktiebolaget LM Ericsson Class B (Sweden)	361,200	3,743

		15,061

Materials—9.2%
BHP Billiton plc (United Kingdom)	311,200	6,107
Linde AG (Germany)	19,200	3,637
Potash Corp. of Saskatchewan, Inc. (Canada)	176,500	5,466
Shin-Etsu Chemical Co., Ltd. (Japan)	115,800	7,190
South32 Ltd. (Australia)(2)	294,940	399

		22,799

Telecommunication Services—7.2%
MTN Group Ltd. (South Africa)	287,400	5,404
Singapore Telecommunications Ltd. (Singapore)	1,964,000	6,139
TELUS Corp. (Canada)	82,700	2,849
Vodafone Group plc (United Kingdom)	908,161	3,280

		17,672

	SHARES	VALUE
Utilities—1.1%
GDF Suez (France)	142,800	$2,649
TOTAL COMMON STOCKS (Identified Cost $158,754)		221,950
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $180,440)		244,114

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,132,466	1,132
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,132)		1,132
TOTAL INVESTMENTS—99.5%
(Identified Cost $181,572)		245,246	(1)
Other assets and liabilities, net—0.5%		1,280

NET ASSETS—100.0%		$246,526

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United Kingdom	22%
Switzerland	16
Japan	11
Hong Kong	6
Singapore	6
Sweden	6
Canada	5
Other	28
Total	100%
† % of total investments as of June 30, 2015

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$221,950	$221,864	$86
Preferred Stocks	22,164	22,164	—
Short-Term Investments	1,132	1,132	—

Total Investments	$245,246	$245,160	$86

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $172,066 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities (See Note 2A in the Notes to Financial Statements).

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Note 2.250%, 11/15/24	$1,900		$1,885
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,944)			1,885

MUNICIPAL BONDS—1.4%

California—0.7%
Alameda Corridor Transportation Authority Series 99 – C, Taxable (NATL Insured) 6.600%, 10/1/29	875		1,018

Massachusetts—0.3%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	305		372

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	195		165

Virginia—0.3%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655		479
TOTAL MUNICIPAL BONDS (Identified Cost $2,067)			2,034

FOREIGN GOVERNMENT SECURITIES—4.9%
Argentine Republic Series NY, 8.280%, 12/31/33(11)	562		540
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	93		41
RegS 7.750%, 10/13/19(4)	87		34
7.650%, 4/21/25	825		305
9.250%, 9/15/27	470		202
9.375%, 1/13/34	750		298
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	505		515
Mongolia 144A 5.125%, 12/5/22(3)	340		309
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	370		377
Republic of Chile 5.500%, 8/5/20	231,500	CLP	387
Republic of Colombia 4.375%, 3/21/23	994,000	COP	345
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305		298
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475		462
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	3,750,000	IDR	290
Series FR63, 5.625%, 5/15/23	2,221,000	IDR	141
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		203

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Panama 3.750%, 3/16/25	$380		$374
Republic of Romania 144A 4.875%, 1/22/24(3)	210		222
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375	ZAR	199
Series R208, 6.750%, 3/31/21	1,310	ZAR	102
Russian Federation
144A 7.850%, 3/10/18(3)	30,000	RUB	500
144A 4.875%, 9/16/23(3)	800		791
United Mexican States Series M, 6.500%, 6/9/22	6,043	MXN	398
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,978)			7,333

MORTGAGE-BACKED SECURITIES—14.2%

Agency—1.2%
FHLMC 14-DN2, M2 1.837%, 4/25/24(2)	350		342
FNMA
3.000%, 5/1/43	633		632
3.000%, 6/1/43	446		445
3.500%, 1/1/45	284		292

			1,711

Non-Agency—13.0%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	400		413
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	50		53
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	163		166
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	265		281
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.865%, 5/12/39(2)	350		360
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465		512
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
07-C3, A4 6.101%, 7/15/44(2)	395		422
07-C7, A3 5.866%, 9/15/45(2)	449		485
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	178		177
15-A, A1 3.500%, 6/25/58(2)	387		389

	PAR VALUE	VALUE
Non-Agency—continued
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	$771	$827
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	287	300
07-C2, A3 5.542%, 1/15/49(2)	740	780
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	735	744
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(2)(3)	350	364
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	290	288
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(2)	570	608
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.265%, 4/25/34(2)	362	358
04-10, 12A3 2.729%, 1/25/35(2)	441	437
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW12, AM 5.940%, 9/11/38(2)	750	776
05-PW10, AM 5.449%, 12/11/40(2)	725	736
07- PW15, AM 5.363%, 2/11/44	280	290
07-PW18, AM 6.084%, 6/11/50(2)	1,475	1,610
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	16	17
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	552	573
06-LDP7, AM 6.100%, 4/15/45(2)	780	808
06-LDP9, A3 5.336%, 5/15/47	335	350
07-LDPX, AM 5.464%, 1/15/49(2)	450	465
JPMorgan Chase Mortgage Trust
05-A1, 4A1 2.626%, 2/25/35(2)	24	24
05-A4, 3A1 2.292%, 7/25/35(2)	35	35
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	360	362

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley Capital I Trust 07-IQ14, AM 5.867%, 4/15/49(2)	$325	$339
Morgan Stanley Capital I, Inc. 4.163%, 5/15/48(2)	519	534
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	222	229
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	343	351
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	19	19
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	34	35
05-SL2, A4 7.500%, 2/25/32	229	240
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	226	232
15-1, A1 144A 3.500%, 1/25/45(2)(3)	411	409
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.480%, 4/25/34(2)	304	301
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	330	368
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	1,019
07-C32, A3 5.903%, 6/15/49(2)	775	819
15-LC20, B 3.719%, 4/15/50	150	146
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	5	5
WinWater Mortgage Loan Trust 14-1, A1 144A 3.999%, 6/20/44(2)(3)	267	274

		19,330
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,201)		21,041

ASSET-BACKED SECURITIES—6.4%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	435	454
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	14	15
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1 AF5A 5.251%, 7/25/35(2)	588	583
05-12, 2A4 5.575%, 2/25/36(2)	340	339

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	$895	$896
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	387	392
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	10	10
01-3, A4 6.910%, 5/1/33(2)	575	634
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	160	159
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	450	452
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	476	483
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	340	344
15-2A, C 144A 3.900%, 3/15/21(3)	380	381
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	601	602
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	455	455
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	250
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	214	218
LEAF Receivables Funding 9 LLC 13-1, E1 144A 6.000%, 9/15/21(3)	398	408
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	354	367
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	249	259
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	95	96
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	27	27
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	515	536
Vericrest Opportunity Loan Trust
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	166	165
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	301	301

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	$455	$452
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $9,399)		9,580

CORPORATE BONDS AND NOTES—54.6%

Consumer Discretionary—5.9%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	270	284
Boyd Gaming Corp.
9.000%, 7/1/20	130	142
6.875%, 5/15/23	145	149
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	270	221
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	99
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	230	174
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	250	259
Series B 7.625%, 3/15/20	440	460
iHeartCommunications, Inc. 10.000%, 1/15/18	115	93
Intelsat Jackson Holdings SA 5.500%, 8/1/23	285	253
International Game Technology plc 7.500%, 6/15/19	160	170
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	412	425
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	300	323
Meritor, Inc. 6.750%, 6/15/21	325	334
MGM Resorts International 6.000%, 3/15/23	165	168
MPG Holdco I, Inc. 7.375%, 10/15/22	285	305
New York University 4.142%, 7/1/48	225	213
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	198
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	300	301
Penn National Gaming, Inc. 5.875%, 11/1/21	220	223
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	355	379
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	152
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	155	157
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	255	265

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(3)	$405	$411
Signet UK Finance plc 4.700%, 6/15/24	460	464
Standard Pacific Corp. 5.875%, 11/15/24	140	145
Station Casinos LLC 7.500%, 3/1/21	320	344
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	245	243
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	390
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	305	300
Viking Cruises Ltd. 144A 8.500%, 10/15/22(3)	350	390
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	345	353

		8,787

Consumer Staples—0.6%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	157
Ingles Markets, Inc. 5.750%, 6/15/23	295	301
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	117
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	70	72
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	300	302

		949

Energy—8.5%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	165	160
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	275	291
CNOOC Finance USA LLC 3.500%, 5/5/25	405	389
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	313
CONSOL Energy, Inc. 5.875%, 4/15/22	225	192
Denbury Resources, Inc. 5.500%, 5/1/22	170	153
Ecopetrol SA 5.375%, 6/26/26	375	371
Empresa Nacional del Petroleo 144A 4.375%, 10/30/24(3)	350	349
EnQuest plc 144A 7.000%, 4/15/22(3)	345	274
EP Energy LLC (Everest Acquisition Finance, Inc.) 144A 6.375%, 6/15/23(3)	310	312

	PAR VALUE	VALUE
Energy—continued
FTS International, Inc. 6.250%, 5/1/22	$175	$129
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)	335	309
Gazprom OAO (Gaz Capital SA) 144A 8.146%, 4/11/18(3)	205	220
Gulfport Energy, Corp. 7.750%, 11/1/20	300	316
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	220	227
Kinder Morgan, Inc. 7.750%, 1/15/32	305	349
Laredo Petroleum, Inc.
7.375%, 5/1/22	245	259
6.250%, 3/15/23	60	61
Linn Energy LLC 6.500%, 9/15/21	160	120
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	205	201
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	300	289
Newfield Exploration Co. 5.375%, 1/1/26	305	302
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	335	336
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	547	392
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	240	198
Parker Drilling Co. (The) 7.500%, 8/1/20	365	334
Petrobras Global Finance BV
3.000%, 1/15/19	410	379
5.375%, 1/27/21	155	149
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	140	97
144A 6.000%, 5/16/24(3)	650	234
RegS 6.000%, 11/15/26(4)	360	129
Petroleos Mexicanos
5.500%, 1/21/21	350	380
4.875%, 1/18/24	145	149
5.500%, 6/27/44	200	184
QEP Resources, Inc. 6.875%, 3/1/21	390	407
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	400	294
Regency Energy Partners LP 4.500%, 11/1/23	385	372
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	323
SM Energy Co. 144A 6.125%, 11/15/22(3)	410	423
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	340	355
Transcanada Trust 5.625%, 5/20/75(2)	375	378

	PAR VALUE		VALUE
Energy—continued
Transocean, Inc. 4.300%, 10/15/22	$470		$355
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)	300		299
Williams Cos., Inc. (The)
3.700%, 1/15/23	375		349
4.550%, 6/24/24	450		436

			12,538

Financials—19.9%
Akbank TAS 144A 7.500%, 2/5/18(3)	530	TRY	178
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625		660
Ally Financial, Inc. 3.600%, 5/21/18	40		40
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		440
Ares Capital Corp. 3.875%, 1/15/20	205		208
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		459
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		554
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		386
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200		192
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	155		165
Banco Santander Brasil SA 144A 8.000%, 3/18/16	600	BRL	182
Banco Santander Chile
144A 3.750%, 9/22/15(3)	100		100
144A 3.875%, 9/20/22(3)	505		510
Bancolombia S.A. 5.125%, 9/11/22	545		544
Bank of America Corp. 4.200%, 8/26/24	130		130
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390		399
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290		302
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435		473
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	495		429
Chubb Corp. (The) 6.375%, 3/29/67(2)	1,390		1,458
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(2)(3)	300		292
Compass Bank 3.875%, 4/10/25	380		357
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	285		291
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	300		311

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	$535	$476
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	440
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	305	298
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	448
Excel Trust LP 4.625%, 5/15/24	175	166
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	137
First Cash Financial Services, Inc. 6.750%, 4/1/21	200	212
First Niagara Financial Group, Inc. 7.250%, 12/15/21	610	680
FS Investment Corp.
4.250%, 1/15/20	365	369
4.750%, 5/15/22	70	68
General Motors Financial Co., Inc. 4.750%, 8/15/17	735	776
Genworth Holdings, Inc. 4.900%, 8/15/23	620	550
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	300	305
5.375%, 11/1/23	10	10
HBOS plc 144A 6.750%, 5/21/18(3)	200	222
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	165	159
Huntington National Bank (The) 6.600%, 6/15/18	250	270
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	610	648
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	30	30
6.000%, 8/1/20	175	181
5.875%, 2/1/22	355	361
ING Groep NV 6.000%(2)(5)(6)	275	273
iStar Financial, Inc.
4.875%, 7/1/18	125	123
5.000%, 7/1/19	195	193
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	560	547
Jefferies Group LLC 6.875%, 4/15/21	165	189
JPMorgan Chase & Co. Series Z, 5.300%(2)(5)(6)	70	70
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	393
Korea Finance Corp. 4.625%, 11/16/21	400	442
Leucadia National Corp. 5.500%, 10/18/23	250	255
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	31

	PAR VALUE		VALUE
Financials—continued
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	$365		$330
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600		691
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330		378
Morgan Stanley 144A 10.090%, 5/3/17(3)	1,250	BRL	380
MPT Operating Partnership LP 5.500%, 5/1/24	165		170
Navient LLC 5.500%, 1/25/23	420		399
Nordea Bank AB 144A 4.250%, 9/21/22(3)	600		614
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360		349
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	610		630
Progressive Corp. (The) 6.700%, 6/15/37(2)	750		782
Prudential Financial, Inc.
5.875%, 9/15/42(2)	1,100		1,162
5.625%, 6/15/43(2)(6)	190		197
RHP Hotel Properties LP (RHP Finance Corp.) 144A 5.000%, 4/15/23(3)	45		44
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	375		422
7.648%(2)(5)(6)	450		563
Santander Bank NA 8.750%, 5/30/18	200		233
Select Income REIT 4.500%, 2/1/25	385		371
Springleaf Finance Corp. 5.250%, 12/15/19	325		322
SunTrust Bank, Inc. 5.400%, 4/1/20	250		273
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360		361
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	350		352
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705		713
Ukreximbank Via Biz Finance plc RegS 8.375%, 7/27/15(4)(7)	180		140
Voya Financial, Inc. 5.650%, 5/15/53(2)	570		584
Walter Investment Management Corp. 7.875%, 12/15/21	435		405
WP Carey, Inc. 4.600%, 4/1/24	345		346

			29,593

Health Care—2.9%
Acadia Healthcare Co., Inc. 5.125%, 7/1/22	115		114

	PAR VALUE	VALUE
Health Care—continued
Alere, Inc. 144A 6.375%, 7/1/23(3)	$115	$117
Capsugel SA PIK Interest Capitalization 144A 7.00% interest, 0.75% capitalization, 5/15/19(3)(15)	75	76
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	20	20
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	235
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	180	174
Endo Finance LLC
144A 6.000%, 7/15/23(3)	375	384
6.000%, 2/1/25(3)	190	194
HCA, Inc. 5.375%, 2/1/25	325	329
Hologic, Inc. 144A 5.250%, 7/15/22(3)	25	26
IASIS Healthcare LLC 8.375%, 5/15/19	165	171
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	172
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization 144A, 8.75% interest, 0.75% capitalization, 5/1/20(3)(10)	160	163
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	135	138
144A 5.500%, 4/15/25(3)	20	20
MPH Acquisition Holdings LLC 144A 6.625%, 4/1/22(3)	245	251
Owens & Minor, Inc. 3.875%, 9/15/21	75	77
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	155	156
Select Medical Corp. 6.375%, 6/1/21	115	117
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	105	106
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	41
Tenet Healthcare Corp.
144A 3.786%, 6/15/20(2)(3)	70	71
4.500%, 4/1/21	330	328
8.125%, 4/1/22	345	379
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	50	54
144A 5.500%, 3/1/23(3)	95	96
144A 5.875%, 5/15/23(3)	265	272
144A 6.125%, 4/15/25(3)	35	36

		4,317

Industrials—5.5%
ADT Corp. (The) 6.250%, 10/15/21	435	459
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	300	298
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	202	210

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	$572	$581
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	227	232
Berry Plastics Corp. 5.125%, 7/15/23	280	274
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	170	166
144A 6.125%, 1/15/23(3)	460	411
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	160	158
Carpenter Technology Corp. 5.200%, 7/15/21	425	454
CEB, Inc. 144A 5.625%, 6/15/23(3)	145	146
Continental Airlines Pass-Through-Trust 99-1, A 6.545%, 2/2/19	677	742
00-1, A1 8.048%, 11/1/20	277	314
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	416	445
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	218
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	245	236
Masco Corp. 5.950%, 3/15/22	390	438
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	344	360
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	305	287
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	150	145
TransDigm, Inc. 6.000%, 7/15/22	265	263
144A 6.500%, 5/15/25(3)	90	89
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	142	155
07-01, A 6.636%, 7/2/22	850	911
United Rentals North America, Inc. 5.500%, 7/15/25	95	92

		8,084

Information Technology—1.6%
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	200	204
First Data Corp. 11.750%, 8/15/21	752	848
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	375	372
Infinity Acquisition LLC (Infinity Acquisition Finance Corp.) 144A 7.250%, 8/1/22(3)	265	250
NXP BV (NXP Funding LLC) 144A 4.125%, 6/15/20(3)	300	303

	PAR VALUE		VALUE
Information Technology—continued
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	$135		$131
SunGard Data Systems, Inc. 6.625%, 11/1/19	230		238

			2,346

Materials—5.1%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	625		651
ArcelorMittal 6.125%, 6/1/25	300		300
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	200		204
144A 6.750%, 1/31/21(3)	260		267
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	395		436
144A 7.250%, 1/15/21(3)	275		291
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180		179
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	270		271
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	375		377
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	50		52
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	375		407
Hexion U.S. Finance Corp. 6.625%, 4/15/20	225		208
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	305		308
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600		602
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	780		813
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	500		522
Tronox Finance LLC 6.375%, 8/15/20	345		322
United States Steel Corp. 6.875%, 4/1/21	220		221
Vale Overseas Ltd. 4.375%, 1/11/22	525		515
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	345		370
144A 6.000%, 1/31/19(3)	200		195

			7,511

Telecommunication Services—2.8%
Altice Financing SA 144A 6.625%, 2/15/23(3)	305		303
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	122
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400		419

	PAR VALUE	VALUE
Telecommunication Services—continued
CCO Holdings LLC
5.250%, 3/15/21	$165	$165
5.250%, 9/30/22	180	178
144A 5.125%, 5/1/23(3)	105	103
Crown Castle Towers LLC 144A 5.495%, 1/15/17(3)	85	88
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	347
Frontier Communications Corp. 6.250%, 9/15/21	375	343
Level 3 Financing, Inc. 7.000%, 6/1/20	400	425
Sprint Corp. 7.250%, 9/15/21	340	335
T-Mobile USA, Inc. 6.125%, 1/15/22	190	197
6.731%, 4/28/22	60	63
6.500%, 1/15/24	140	145
Verizon Communications, Inc. 4.400%, 11/1/34	365	342
Windstream Corp. 7.750%, 10/15/20	650	639

		4,214

Utilities—1.8%
Calpine Corp.
144A 6.000%, 1/15/22(3)	20	21
5.375%, 1/15/23	191	188
Dynegy, Inc.
144A 7.375%, 11/1/22(3)	185	195
144A 7.625%, 11/1/24(3)	70	74
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	635	636
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	275	294
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	365
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	348
Talen Energy Supply LLC 144A 5.125%, 7/15/19(3)	250	246
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	285	291
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15(12)	396	42

		2,700
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $81,701)		81,039

LOAN AGREEMENTS(2)—9.8%

Consumer Discretionary—3.1%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	260	262
Affinity Gaming LLC 5.250%, 11/9/17	377	379

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	$166	$167
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 1.500%, 3/1/17(11)	257	231
Tranche B-7, 1.500%, 1/28/18(11)	19	16
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	128	109
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	202	187
Cirque Du Soleil 0.000%, 6/24/22(8)	78	78
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.937%, 1/30/19	294	273
Key Safety Systems, Inc. 4.750%, 8/29/21	169	170
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	595	597
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	160	149
Life Time Fitness 4.250%, 6/10/22	183	182
Marina District Finance Co., Inc. 6.500%, 8/15/18	155	157
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	395	397
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	55	55
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	193	194
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	287	287
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	197	193
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	349	327
U.S. Farathane Corp. 6.750%, 12/23/21	119	120

		4,530

Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	250	252
New Hostess Brand Acquisition LLC Tranche B, 6.750%, 4/9/20	183	186

		438

	PAR VALUE	VALUE
Energy—1.3%
Arch Coal, Inc. 6.250%, 5/16/18	$440	$304
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	257	243
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	272	233
Expro Finservices S.A.R.L. 5.750%, 9/2/21	175	155
Fieldwood Energy LLC Second Lien, 8.750%, 9/30/20	341	262
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	196
Paragon Offshore Finance Co. 3.750%, 7/16/21	188	138
Seadrill Operating LP 4.000%, 2/21/21	247	188
Templar Energy LLC Second Lien, 8.500%, 11/25/20	345	255

		1,974

Financials—0.2%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	193
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	168	159

		352

Health Care—1.5%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	60	59
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	114	116
American Renal Holdings, Inc. Second Lien, 7.250%, 3/20/20	307	307
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	118	118
Second Lien, 11.000%, 1/2/19	256	259
Concentra, Inc. First Lien, Tranche B 4.000%, 6/1/22	21	21
Horizon Pharma, Inc. 2015 Term Loan 4.500%, 5/7/21	64	64
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	262	263
MMM Holdings, Inc. 9.750%, 12/12/17	116	97
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	84	70

	PAR VALUE	VALUE
Health Care—continued
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	$158	$159
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	67	67
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	276	275
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	186	186
Second Lien, 8.500%, 11/3/21	138	138

		2,199

Industrials—1.0%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	304	302
DynCorp International, Inc. 6.250%, 7/7/16	137	134
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	68	68
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	265	264
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	282
Sedgwick Claims Management Services, Inc. Second Lien, 5.750%, 2/28/22	340	335

		1,422

Information Technology—1.7%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	202
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	178	179
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	290	291
Deltek, Inc.
First Lien 0.000%, 12/19/22(8)	9	9
Second Lien 0.000%, 6/23/23(8)	134	135
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	113	113
Evergreen Skills Lux S.A.R.L. Second Lien, 9.250%, 4/28/22	189	177
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	375	374
0.000%, 6/24/22(8)	69	69

Refer to Footnote Legend on page 18.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—continued
Infinity Acquisition Ltd. 4.000%, 8/6/21	$170		$169
Kronos, Inc. Second Lien, 9.750%, 4/30/20	458		474
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	204		205
Riverbed Technologies, Inc. 6.000%, 4/24/22	138		139

			2,536

Materials—0.5%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	444		395
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	310		311

			706

Utilities—0.2%
Atlantic Power LP 4.750%, 2/24/21	67		67
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.671%, 10/10/17(12)	465		269

			336
TOTAL LOAN AGREEMENTS (Identified Cost $15,164)			14,493

	SHARES
PREFERRED STOCKS—4.1%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440	(9)	441

Financials—3.5%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		529
Ally Financial, Inc. Series G, 7.000% 144A(3)	219		221
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150	(9)	154
Bank of New York Mellon Corp. (The) 4.950%(2)	290	(9)	288
Citigroup, Inc. Series J, 7.125%(2)	15,800		432
Citigroup, Inc. Series N, 5.800%(2)	420	(9)	421
General Electric Capital Corp. Series B 6.25%(2)	300	(9)	328
General Electric Capital Corp. Series C, 5.25%(2)	400	(9)	410
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	315	(9)	316
JPMorgan Chase & Co. Series V, 5.000%(2)	595	(9)	582

	SHARES		VALUE
Financials—continued
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405	(9)	$387
SunTrust Bank, Inc. 5.625%(2)	120	(9)	121
Wells Fargo & Co. Series K, 7.980%(2)	440	(9)	476
Zions Bancorp 6.950%(2)	17,215		479

			5,144

Industrials—0.3%
Seaspan Corp. Series C, 9.500%	20,000		517
TOTAL PREFERRED STOCKS (Identified Cost $5,787)			6,102

COMMON STOCK—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828		34
TOTAL COMMON STOCK (Identified Cost $7)			34

AFFILIATED MUTUAL FUND—2.1%
Virtus Credit Opportunities Fund	306,200		3,053
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,062)			3,053
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $148,310)			146,594	(13)

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Fund—1.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,986,370		1,986
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,986)			1,986
TOTAL INVESTMENTS—100.1% (Identified Cost $150,296)			148,580	(1)
Other assets and liabilities, net—(0.1)%			(83)

NET ASSETS—100.0%			$148,497

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $51,433 or 34.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	92.1% of the income received will be in cash and 7.9% in PIK.
(11)	Security in default.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	Non-income producing.
(15)	90% of the income received will be in cash and 10% in PIK.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	73%
United Kingdom	3
Chile	2
Luxembourg	2
Mexico	2
Canada	1
Cayman Islands	1
Other	16
Total	100%
† % of total investments as of June 30, 2015

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,580	$—	$9,580	$—
Corporate Bonds and Notes	81,039	—	81,039	—
Foreign Government Securities	7,333	—	7,333	—
Loan Agreements	14,493	—	14,493	—
Mortgage-Backed Securities	21,041	—	21,041	—
Municipal Bonds	2,034	—	2,034	—
U.S. Government Securities	1,885	—	1,885	—
Equity Securities:
Common Stock	34	—	—	34
Preferred Stocks	6,102	1,957	4,145	—
Affiliated Mutual Fund	3,053	3,053	—	—
Short-Term Investments	1,986	1,986	—	—

Total Investments	$148,580	$6,996	$141,550	$34

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investments in Securities		Common Stocks		Loan Agreements
Beginning Balance December 31, 2014:	$209		$31		$178	(e)
Accrued Discount/(Premium)	—	(a)	—		—	(a)
Realized Gain (Loss)	—		—		—
Change in Unrealized Appreciation (Depreciation)(b)	21		3		18
Purchases	—		—		—
(Sales)(c)	—		—		—
Transfers into Level 3(d)	—		—		—
Transfers from Level 3(d)	(196)		—		(196)

Ending Balance June 30, 2015	$34		$34	(e)	$—

None of the securities in this table are internally fair valued.

(a)	Amount is less than $500.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of June 30, 2015 was $3.
(c)	Includes paydowns on securities.
(d)	“Transfers into and/or from” represent the ending value as of June 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(e)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Real Estate Investment Trusts—99.1%

Diversified—1.1%
American Homes 4 Rent Class A	60,000	$962

Health Care—2.8%
HCP, Inc.	18,196	664
Ventas, Inc.	30,666	1,904

		2,568

Industrial/Office—27.4%

Industrial—8.2%
DCT Industrial Trust, Inc.	100,657	3,164
Prologis, Inc.	114,471	4,247

		7,411

Mixed—4.1%
Duke Realty Corp.	71,898	1,335
Liberty Property Trust	74,826	2,411

		3,746

Office—15.1%
Boston Properties, Inc.	21,214	2,568
Cousins Properties, Inc.	149,400	1,551
Douglas Emmett, Inc.	83,673	2,254
Highwoods Properties, Inc.	43,397	1,734
Kilroy Realty Corp.	53,780	3,611
Paramount Group, Inc.	53,684	921
SL Green Realty Corp.	10,025	1,102

		13,741

Total Industrial/Office		24,898

Lodging/Resorts—12.5%
Host Hotels & Resorts, Inc.	180,904	3,587
LaSalle Hotel Properties	70,878	2,513
Pebblebrook Hotel Trust	64,365	2,760
RLJ Lodging Trust	83,600	2,490

		11,350

Residential—21.9%

Apartments—20.8%
American Campus Communities, Inc.	48,487	1,828
AvalonBay Communities, Inc.	25,804	4,125
Camden Property Trust	53,950	4,007
Equity Residential	63,531	4,458
Essex Property Trust, Inc.	21,071	4,478

		18,896

Manufactured Homes—1.1%
Equity Lifestyle Properties, Inc.	18,067	950

Total Residential		19,846

	SHARES	VALUE
Retail—23.5%

Regional Malls—13.1%
General Growth Properties, Inc.	132,621	$3,403
Macerich Co. (The)	4,247	317
Simon Property Group, Inc.	46,226	7,998
WP GLIMCHER, Inc.	11,938	161

		11,879

Shopping Centers—10.4%
Brixmor Property Group, Inc.	112,002	2,591
Federal Realty Investment Trust	14,900	1,909
Regency Centers Corp.	29,900	1,763
Tanger Factory Outlet Centers	99,300	3,148

		9,411

Total Retail		21,290

Self Storage—9.9%
CubeSmart	45,600	1,056
Extra Space Storage, Inc.	54,582	3,560
Public Storage	23,730	4,375

		8,991
TOTAL COMMON STOCKS (Identified Cost $54,923)		89,905
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $54,923)		89,905

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	506,797	507
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $507)		507
TOTAL INVESTMENTS—99.6% (Identified Cost $55,430)		90,412	(1)
Other assets and liabilities, net—0.4%		323

NET ASSETS—100.0%		$90,735

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$89,905	$89,905
Short-Term Investments	507	507

Total Investments	$90,412	$90,412

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.9%

Consumer Discretionary—10.2%
Hibbett Sports, Inc.(2)	14,494	$675
Monro Muffler Brake, Inc.	27,000	1,678
Morningstar, Inc.	31,700	2,522
Pool Corp.	21,900	1,537

		6,412

Consumer Staples—9.5%
Chefs’ Warehouse, Inc. (The)(2)	169,300	3,596
PriceSmart, Inc.	26,400	2,409

		6,005

Financials—9.1%
Financial Engines, Inc.	65,600	2,787
MarketAxess Holdings, Inc.	32,000	2,968

		5,755

Health Care—13.3%
Abaxis, Inc.	52,500	2,703
National Research Corp. Class A	146,815	2,086
Sirona Dental Systems, Inc.(2)	35,700	3,585

		8,374

Industrials—14.5%
AAON, Inc.	63,100	1,421
Copart, Inc.(2)	60,800	2,157
Heartland Express, Inc.	26,000	526
HEICO Corp. Class A	37,205	1,889
HUB Group, Inc. Class A(2)	36,200	1,460
Omega Flex, Inc.	45,309	1,707

		9,160

Information Technology—35.0%
ANSYS, Inc.(2)	23,900	2,181
Autohome, Inc. ADR(2)	27,000	1,365
Ellie Mae, Inc.(2)	41,000	2,861
FactSet Research Systems, Inc.	14,900	2,421
Forrester Research, Inc.	46,350	1,670
HomeAway, Inc.(2)	83,200	2,589
MercadoLibre, Inc.	13,650	1,934
Mesa Laboratories, Inc.	7,035	625
NVE Corp.	49,400	3,873
Shutterstock, Inc.(2)	43,500	2,551

		22,070

Materials—3.3%
UFP Technologies, Inc.(2)	101,200	2,117
TOTAL COMMON STOCKS (Identified Cost $38,644)		59,893
TOTAL LONG TERM INVESTMENTS—94.9%
(Identified Cost $38,644)		59,893

	SHARES	VALUE
SHORT-TERM INVESTMENTS—5.7%

Money Market Mutual Fund—5.7%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	3,578,859	$3,579
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,579)		3,579
TOTAL INVESTMENTS—100.6% (Identified Cost $42,223)		63,472	(1)
Other assets and liabilities, net—(0.6)%		(377)

NET ASSETS—100.0%		$63,095

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$59,893	$59,893
Short-Term Investments	3,579	3,579

Total Investments	$63,472	$63,472

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%

Consumer Discretionary—11.7%
Cheesecake Factory, Inc. (The)	84,200	$4,592
Cinemark Holdings, Inc.	102,700	4,125
Wolverine World Wide, Inc.	125,100	3,563

		12,280

Consumer Staples—7.5%
National Beverage Corp.(2)	131,500	2,958
Village Super Market, Inc. Class A	47,000	1,489
WD-40 Co.	39,100	3,408

		7,855

Energy—2.3%
Core Laboratories N.V.	21,000	2,395

Financials—20.5%
Artisan Partners Asset Management, Inc. Class A	83,000	3,856
Bank of Hawaii Corp.	64,500	4,301
First Cash Financial Services, Inc.(2)	67,720	3,087
Primerica, Inc.	67,400	3,080
RLI Corp.	88,900	4,569
Westamerica Bancorp	51,300	2,598

		21,491

Health Care—3.4%
Patterson Cos., Inc.	72,000	3,503

Industrials—20.1%
CEB, Inc.	58,200	5,067
G&K Services, Inc. Class A	23,017	1,591
Graco, Inc.	61,800	4,390
Landstar System, Inc.	65,100	4,353
RBC Bearings, Inc.(2)	50,800	3,645
Sun Hydraulics Corp.	54,000	2,058

		21,104

Information Technology—28.3%
American Software, Inc. Class A	181,500	1,724
Badger Meter, Inc.	55,883	3,548
Cabot Microelectronics Corp.(2)	65,700	3,095
Cass Information Systems, Inc.	74,995	4,216
Cognex Corp.	54,800	2,636
Computer Services, Inc.	45,700	2,022
Heartland Payment Systems, Inc.	47,000	2,540
Jack Henry & Associates, Inc.	67,200	4,348
Monotype Imaging Holdings, Inc.	82,733	1,995
Syntel, Inc.(2)	74,800	3,552

		29,676

	SHARES	VALUE
Utilities—4.0%
Questar Corp.	199,600	$4,174
TOTAL COMMON STOCKS (Identified Cost $75,843)		102,478
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $75,843)		102,478

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Fund—2.3%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	2,461,324	2,461
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,461)		2,461
TOTAL INVESTMENTS—100.1% (Identified Cost $78,304)		104,939	(1)
Other assets and liabilities, net—(0.1)%		(114)

NET ASSETS—100.0%		$104,825

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$102,478	$102,478
Short-Term Investments	2,461	2,461

Total Investments	$104,939	$104,939

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.6%
U.S. Treasury Bond 3.000%, 11/15/44	$200		$195
U.S. Treasury Note 2.250%, 11/15/24	580		575
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $813)			770

MUNICIPAL BONDS—1.5%

California—0.5%
Alameda Corridor Transportation Authority Series 99 – C, Taxable (NATL Insured) 6.600%, 10/1/29	250		291
San Diego County Regional Airport Authority Rental Car Center Project Series B – Taxable 5.594%, 7/1/43	275		296

			587

Massachusetts—0.5%
Commonwealth of Massachusetts, Series C, Taxable 5.000%, 8/1/25	105		128
Massachusetts Clean Water Trust (The) Taxable 5.000%, 2/1/45	450		502

			630

Virginia—0.5%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		154
Virginia College Building Authority, B, Taxable 5.000%, 9/1/23	425		510

			664
TOTAL MUNICIPAL BONDS (Identified Cost $1,888)			1,881

FOREIGN GOVERNMENT SECURITIES—0.9%
Bolivarian Republic of Venezuela
9.250%, 9/15/27	45		19
9.375%, 1/13/34	65		26
Republic of Chile 5.500%, 8/5/20	52,000	CLP	87
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75		73
Republic of Iceland 144A 5.875%, 5/11/22(4)	135		152
Republic of Indonesia Series FR30, 10.750%, 5/15/16	564,000	IDR	44
Republic of Latvia RegS 2.750%, 1/12/20(5)	200		200

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Poland 4.000%, 1/22/24	$90		$95
Republic of Romania 144A 4.875%, 1/22/24(4)	50		53
Russian Federation
144A 7.850%, 3/10/18(4)	5,000	RUB	83
144A 4.875%, 9/16/23(4)	200		198
United Mexican States Series M, 6.500%, 6/9/22	440	MXN	29
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,205)			1,059

MORTGAGE-BACKED SECURITIES—13.3%

Agency—4.7%
FHLMC
14-DN2, M2 1.837%, 4/25/24(3)	250		244
3.500%, 11/1/44	145		149
4.000%, 2/1/45	303		320
3.500%, 3/1/45	354		365
FNMA
4.000%, 6/1/20	24		25
4.500%, 7/1/20	3		3
3.000%, 2/1/27	178		184
2.500%, 5/1/28	349		355
6.500%, 10/1/31	5		6
6.000%, 9/1/32	13		15
5.000%, 10/1/35	54		59
6.000%, 9/1/36	4		5
5.500%, 4/1/37	16		18
5.500%, 7/1/37	46		52
6.000%, 10/1/37	17		19
5.000%, 6/1/38	37		41
5.500%, 6/1/38	9		11
5.500%, 6/1/38	9		11
5.500%, 11/1/38	34		38
4.000%, 1/1/39	71		75
5.000%, 1/1/39	12		13
6.000%, 1/1/39	23		26
4.500%, 3/1/39	25		27
5.000%, 3/1/39	22		24
6.000%, 3/1/39	21		23
4.500%, 4/1/39	136		149
4.000%, 5/1/39	141		149
4.500%, 2/1/40	93		101
4.000%, 10/1/40	194		207
4.500%, 4/1/41	479		519
4.000%, 7/1/41	122		129
3.500%, 1/1/42	171		177
3.500%, 4/1/42	398		411
3.000%, 11/1/42	204		203
3.500%, 12/1/42	210		216
3.000%, 3/1/43	348		346
3.000%, 5/1/43	105		105
3.000%, 7/1/43	240		240
4.000%, 10/1/44	404		428
Freddie Mac Gold Pool 3.000%, 5/1/45	100		99
GNMA
6.500%, 11/15/23	40		45
6.500%, 12/15/23	1		1

	PAR VALUE	VALUE
Agency—continued
6.500%, 2/15/24	$23	$26
6.500%, 11/15/31	20	23
6.500%, 2/15/32	47	53

		5,735

Non-Agency—8.6%
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	310
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.783%, 4/10/49(3)	120	126
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	100	104
Bank of America (Merrill Lynch – Countrywide) Mortgage Trust 06-C1, AM 5.865%, 5/12/39(3)	195	200
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	125	138
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	133
06-C6, A4 5.372%, 9/15/39	325	337
07-C6, A4 5.858%, 7/15/40(3)	225	236
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.899%, 12/10/49(3)	249	266
07-6, A4 5.899%, 12/10/49(3)	120	128
08-C7, AM 6.349%, 12/10/49(3)	95	103
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.183%, 8/25/34(3)	108	108
04-NCM2, 2CB2 6.750%, 8/25/34	86	91
14-A, A 144A 4.000%, 1/25/35(3)(4)	111	116
15-A, A1 3.500%, 6/25/58(3)	134	134
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(4)	197	197
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	108	113

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	$150	$152
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.586%, 8/10/44(3)(4)	120	125
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)(4)	100	99
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.031%, 6/25/34(3)	79	80
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(3)	328	350
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.265%, 4/25/34(3)	104	103
04-10, 12A3 2.729%, 1/25/35(3)	122	121
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.766%, 4/12/38(3)	80	82
07- PW17, A4 5.694%, 6/11/50(3)	425	453
07-PW18, AM 6.084%, 6/11/50(3)	550	600
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.558%, 6/25/33(3)	91	91
03-AR4, 2A1 2.257%, 8/25/33(3)	135	134
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)	191	197
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	201	209
06-LDP9, A3 5.336%, 5/15/47	227	237
07-LD12, A4 5.882%, 2/15/51(3)	575	611
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	94	97
14-IVR3, 2A1 144A 3.000%, 9/25/44(3)(4)	76	77
Leaf II Receivables Funding LLC 13-1, C 144A 3.460%, 9/15/21(4)	150	151
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	183	192

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 5/15/46	$225	$222
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	474	493
07-IQ14, A4 5.692%, 4/15/49(3)	240	254
07-IQ14, AM 5.867%, 4/15/49(3)	130	135
Morgan Stanley Capital I, Inc. 4.163%, 5/15/48(3)	250	257
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	155	155
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(4)	82	84
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	122	124
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	69	72
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)	146	150
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	162	162
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.637%, 2/25/34(3)	156	152
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.823%, 11/15/44(3)(4)	110	123
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	299
07-C30, AM 5.383%, 12/15/43	160	168
07-C31, A4 5.509%, 4/15/47	250	262
15-LC20, B 3.719%, 4/15/50	50	49
07-C33, A5 6.150%, 2/15/51(3)	140	151
WinWater Mortgage Loan Trust 14-1, A1 144A 3.999%, 6/20/44(3)(4)	83	85

		10,398
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,547)		16,133

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—2.4%
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	$140	$142
13-2, D 2.420%, 5/8/19	275	277
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)	37	39
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	200	203
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	72	72
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	252
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	49
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	109	113
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(4)	150	150
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	135	136
15-A1, C 144A 4.100%, 12/15/20(4)	135	136
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	79	79
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	58	59
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	108	109
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	112	116
OneMain Financial Issuance Trust 15-A1, A 144A 3.190%, 3/18/26(4)	125	127
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	68	71
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	161	163
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	93	92
TAL Advantage V LLC 14-3A, A 144A 3.270%, 11/21/39(4)	141	142

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	$165	$166
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	139	143
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	121	126
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,928)		2,962

CORPORATE BONDS AND NOTES—19.5%

Consumer Discretionary—1.6%
Hyatt Hotels Corp. 3.375%, 7/15/23	115	112
International Game Technology plc 7.500%, 6/15/19	150	160
Lear Corp. 5.250%, 1/15/25	100	99
Marriott International, Inc. 3.125%, 10/15/21	105	105
MGM Resorts International 6.000%, 3/15/23	40	40
New York University 4.142%, 7/1/48	70	66
Numericable Group SA 144A 6.000%, 5/15/22(4)	200	198
Penn National Gaming, Inc. 5.875%, 11/1/21	50	51
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	80	85
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	126
QVC, Inc. 5.125%, 7/2/22	135	139
RSI Home Products, Inc. 144A 6.500%, 3/15/23(4)	50	51
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	90	91
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	190
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	55	54
Time Warner Cable, Inc. 6.750%, 7/1/18	185	206
Wyndham Worldwide Corp. 5.625%, 3/1/21	125	137

		1,910

Consumer Staples—0.6%
Altria Group, Inc. 2.950%, 5/2/23	140	134
Flowers Foods, Inc. 4.375%, 4/1/22	120	125

	PAR VALUE	VALUE
Consumer Staples—continued
HJ Heinz Co. 144A 2.800%, 7/2/20(4)	$20	$20
144A 3.500%, 7/15/22(4)	25	25
Reynolds American, Inc. 3.250%, 11/1/22	150	144
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	289

		737

Energy—2.3%
Denbury Resources, Inc. 5.500%, 5/1/22	40	36
Ecopetrol SA 4.125%, 1/16/25	135	125
Energy Transfer Partners LP 4.150%, 10/1/20	130	133
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(4)(12)	200	184
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(4)	70	72
Kinder Morgan, Inc. 4.300%, 6/1/25	150	145
7.750%, 1/15/32	60	69
Linn Energy LLC 6.500%, 9/15/21	50	38
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	184
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	145	142
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	45	45
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(4)	100	82
Petrobras Global Finance BV 3.000%, 1/15/19	55	51
5.375%, 1/27/21	135	130
Petroleos de Venezuela SA RegS 6.000%, 11/15/26(5)	35	13
Petroleos Mexicanos 4.875%, 1/18/24	45	46
5.500%, 6/27/44	150	138
PHI, Inc. 5.250%, 3/15/19	35	33
QEP Resources, Inc. 6.875%, 3/1/21	105	109
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	147
Rowan Cos., Inc. 4.875%, 6/1/22	140	139
SM Energy Co. 144A 6.125%, 11/15/22(4)	105	108
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	90	94

	PAR VALUE	VALUE
Energy—continued
Transcanada Trust 5.625%, 5/20/75(3)	$100	$101
Transocean, Inc. 4.300%, 10/15/22	120	91
Weatherford International Ltd. 9.625%, 3/1/19	45	53
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	93
Williams Partners LP 3.900%, 1/15/25	145	136

		2,737

Financials—9.5%
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	135	143
Ally Financial, Inc. 3.600%, 5/21/18	10	10
American International Group, Inc. 2.375%, 8/24/15	85	85
3.375%, 8/15/20	55	57
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	135
Ares
Capital Corp. 3.875%, 1/15/20	65	66
Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	135
Associated Banc Corp. 5.125%, 3/28/16	85	88
Avalonbay Communities Inc. 3.450%, 6/1/25	130	128
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	162
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	164
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	198
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(3)(4)	115	122
Banco Santander Chile 144A 3.750%, 9/22/15(4)	100	100
Bancolombia S.A. 5.125%, 9/11/22	150	150
Bank of America Corp.
5.650%, 5/1/18	400	439
4.200%, 8/26/24	155	154
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	100	100
Capital One Financial Corp. 6.150%, 9/1/16	125	132
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	189
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	250	251

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Corporate Office Properties LP
3.700%, 6/15/21	$90	$89
3.600%, 5/15/23	150	137
Digital Realty Trust LP 3.950%, 7/1/22	65	65
Education Realty Operating Partnership LP 4.600%, 12/1/24	135	135
Excel Trust LP 4.625%, 5/15/24	55	52
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	189
5.500%, 9/1/22	40	42
Fifth Third Bancorp 4.500%, 6/1/18	150	159
First Niagara Financial Group, Inc. 7.250%, 12/15/21	125	139
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	84
FS Investment Corp.
4.250%, 1/15/20	115	116
4.750%, 5/15/22	50	49
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	123
3.450%, 4/10/22	15	15
Genworth Holdings, Inc. 4.900%, 8/15/23	135	120
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	95	97
5.375%, 11/1/23	5	5
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	181
HCP, Inc.
3.750%, 2/1/19	60	62
5.375%, 2/1/21	60	66
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	80	77
4.000%, 6/1/25	135	133
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	50
Highwoods Realty LP 3.625%, 1/15/23	135	133
Hospitality Properties Trust 4.500%, 3/15/25	130	128
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	113
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(7)	160	170
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	10	10

	PAR VALUE	VALUE
Financials—continued
6.000%, 8/1/20	$55	$57
5.875%, 2/1/22	115	117
iStar Financial, Inc. 5.000%, 7/1/19	45	45
Jefferies Group LLC 6.875%, 4/15/21	150	171
JPMorgan Chase & Co. 6.125%, 6/27/17	270	292
KeyCorp 5.100%, 3/24/21	165	183
Kimco Realty Corp. 6.875%, 10/1/19	150	175
Korea Finance Corp. 4.625%, 11/16/21	200	221
Lazard Group LLC 4.250%, 11/14/20	135	142
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	139
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	45
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	173
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	115
Morgan Stanley
5.550%, 4/27/17	120	129
4.100%, 5/22/23	80	80
National Retail Properties, Inc. 5.500%, 7/15/21	150	168
Navient LLC 5.500%, 1/25/23	130	123
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	205
ORIX Corp. 5.000%, 1/12/16	86	88
PKO Finance AB 144A 4.630%, 9/26/22(4)(12)	200	206
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	167
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	95
5.625%, 6/15/43(3)(6)	60	62
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	104
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	169
Sabra Health Care LP 5.500%, 2/1/21	60	62
Santander Holdings USA, Inc. 2.650%, 4/17/20	130	128
Select Income REIT 4.500%, 2/1/25	125	121
Senior Housing Properties Trust 4.300%, 1/15/16	125	126
Springleaf Finance Corp. 5.250%, 12/15/19	80	79
SunTrust Banks, Inc. 2.750%, 5/1/23	200	192
Swedbank AB 144A 1.750%, 3/12/18(4)	200	200

	PAR VALUE	VALUE
Financials—continued
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	$110	$110
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(4)	125	126
Unum Group 7.125%, 9/30/16	125	133
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	149
Voya Financial, Inc.
5.500%, 7/15/22	110	123
5.650%, 5/15/53(3)	110	113
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	114
Willis Group Holdings plc 5.750%, 3/15/21	125	140
WP Carey, Inc. 4.600%, 4/1/24	105	105
XLIT Ltd. Series E, 6.500%, 12/29/49(3)	100	86
Zions Bancorporation 4.500%, 6/13/23	40	41

		11,501

Health Care—0.9%
AbbVie, Inc. 3.600%, 5/14/25	45	45
Becton Dickinson and Co. 3.300%, 3/1/23	135	131
Cardinal Health, Inc.
3.200%, 3/15/23	70	69
3.750%, 9/15/25	105	104
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	60	58
Endo Finance LLC (Endo Finco, Inc.) 144A 5.375%, 1/15/23(4)	50	50
Express Scripts Holding Co. 3.900%, 2/15/22	140	143
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	87
HCA, Inc. 5.375%, 2/1/25	40	41
Tenet Healthcare Corp.
144A 5.500%, 3/1/19(4)	60	61
144A 3.786%, 6/15/20(3)(4)	35	35
4.500%, 4/1/21	105	104
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(4)	45	47
144A 7.500%, 7/15/21(4)	15	16
144A 5.625%, 12/1/21(4)	25	26
144A 5.500%, 3/1/23(4)	25	25
144A 5.875%, 5/15/23(4)	10	10
144A 6.125%, 4/15/25(4)	10	10
Zoetis, Inc. 3.250%, 2/1/23	70	68

		1,130

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—1.2%
ADT Corp. (The) 6.250%, 10/15/21	$110	$116
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19	39	40
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	160	143
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	53	56
Building Materials Corp. of America 144A 5.375%, 11/15/24(4)	50	49
Carpenter Technology Corp. 5.200%, 7/15/21	150	160
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	159	175
01-1, A1 6.703%, 6/15/21	169	180
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	110	115
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	50	48
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	222	238
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	110	115

		1,435

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	134
Juniper Networks, Inc. 3.300%, 6/15/20	25	25
KLA-Tencor Corp. 4.650%, 11/1/24	130	130
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(4)	125	125
Verisk Analytics, Inc. 4.000%, 6/15/25	125	122

		536

Materials—1.6%
ArcelorMittal 6.125%, 6/1/25	100	100
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	100	104
CRH America, Inc.
8.125%, 7/15/18	150	176
144A 3.875%, 5/18/25(4)	265	262
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	108
Hexion U.S. Finance Corp. 6.625%, 4/15/20	80	74

	PAR VALUE	VALUE
Materials—continued
Methanex Corp. 4.250%, 12/1/24	$130	$129
NewMarket Corp. 4.100%, 12/15/22	142	144
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	205
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	230	240
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(12)	100	104
Tronox Finance LLC 6.375%, 8/15/20	55	51
Vale Overseas Ltd. 4.375%, 1/11/22	130	127
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	107

		1,931

Telecommunication Services—0.6%
AT&T, Inc. 3.000%, 6/30/22	50	48
CenturyLink, Inc. Series V 5.625%, 4/1/20	40	41
CCO Holdings LLC
5.250%, 3/15/21	40	40
5.250%, 9/30/22	40	39
144A 5.125%, 5/1/23(4)	50	49
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	271
Frontier Communications Corp. 6.250%, 9/15/21	75	69
T-Mobile USA, Inc. 6.731%, 4/28/22	30	31
Verizon Communications, Inc.
2.550%, 6/17/19	100	101
4.400%, 11/1/34	50	47
Windstream Corp. 7.750%, 10/15/20	80	79

		815

Utilities—0.8%
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	170	170
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	172
Kansas City Power & Light Co. 3.150%, 3/15/23	110	108
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)	500	512

		962
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $23,497)		23,694

	PAR VALUE	VALUE
LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.2%
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	$93	$94
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	18	18
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	44	44
SRAM LLC First Lien, 4.000%, 4/10/20	23	23
Staples, Inc. First Lien, 0.000%, 4/23/21(10)	56	56
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	52	49

		284

Consumer Staples—0.0%
Prestige Brands, Inc. 0.000%, 9/3/21(10)	6	6
Spectrum Brands Holdings 0.000%, 6/23/22(10)	16	16

		22

Energy—0.1%
Paragon Offshore Finance Co. 3.750%, 7/16/21	33	24
Seadrill Operating LP 4.000%, 2/21/21	51	39

		63

Financials—0.2%
Delos Finance S.A.R.L. 3.500%, 3/6/21	80	80
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	118	112

		192

Health Care—0.0%
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	28	28

Industrials—0.1%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	34	34
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	18	18
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	48	48

		100

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—0.3%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	$14		$14
Blue Coat Systems, Inc. 4.500%, 5/20/22	26		26
CCC Information Services 4.000%, 12/20/19	33		33
Deltek, Inc. First Lien 0.000%, 12/19/22(10)	3		3
First Data Corp.
2018 Term Loan 3.687%, 3/23/18	94		94
0.000%, 6/24/22(10)	23		23
Infinity Acquisition Ltd. 4.000%, 8/6/21	55		54
Mitchell International, Inc. 4.500%, 10/13/20	32		32
Riverbed Technologies, Inc. 6.000%, 4/24/22	34		34
SS&C Technologies, Inc.
0.000%, 6/29/22(10)	27		27
0.000%, 6/29/22(10)	6		6

			346

Materials—0.1%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	102		91

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.671%, 10/10/17(11)	65		38
TOTAL LOAN AGREEMENTS (Identified Cost $1,212)			1,164

	SHARES
PREFERRED STOCKS—0.6%

Financials—0.6%
Ally Financial, Inc. Series G, 7.000% 144A(4)	42		42
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40	(9)	41
Bank of New York Mellon Corp. (The) 4.950%(3)	40	(9)	40
Citigroup, Inc. Series N, 5.800%(3)	100	(9)	100
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	55	(9)	55
JPMorgan Chase & Co. Series V, 5.000%(3)	100	(9)	98
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95	(9)	91
SunTrust Bank, Inc. 5.625%(3)	20	(9)	20

	SHARES		VALUE
Financials—continued
Wells Fargo & Co. Series K, 7.980%(3)	95	(9)	$103
Zions Bancorp 6.950%	4,250		118
TOTAL PREFERRED STOCKS (Identified Cost $666)			708

COMMON STOCKS—58.6%

Consumer Discretionary—9.7%
Bayerische Motoren Werke ADR	38,000		1,396
Ford Motor Co.	97,000		1,456
GameStop Corp. Class A	17,000		730
Lear Corp.	12,000		1,347
Mohawk Industries, Inc.(2)	7,000		1,336
Regal Entertainment Group Class A	68,000		1,422
Royal Caribbean Cruises Ltd.	16,000		1,259
Viacom, Inc. Class B	22,000		1,422
Whirlpool Corp.	8,000		1,385

			11,753

Consumer Staples—3.0%
Archer-Daniels-Midland Co.	31,000		1,495
Clorox Co. (The)	7,000		728
PepsiCo, Inc.	15,000		1,400

			3,623

Energy—4.5%
Continental Resources, Inc.(2)	28,000		1,187
Hess Corp.	20,000		1,338
Schlumberger Ltd.	17,000		1,465
Valero Energy Corp.	23,000		1,440

			5,430

Financials—9.9%
BB&T Corp.	34,000		1,371
BlackRock, Inc.	4,200		1,453
Blackstone Group LP (The)	36,000		1,471
Goldman Sachs Group, Inc. (The)	7,200		1,503
JPMorgan Chase & Co.	22,000		1,491
Lincoln National Corp.	26,000		1,540
Progressive Corp. (The)	50,000		1,392
Prudential Financial, Inc.	16,000		1,400
Wells Fargo & Co.	6,000		337

			11,958

Health Care—9.3%
Abbott Laboratories	29,000		1,423
Becton, Dickinson & Co.	10,000		1,417
Biogen, Inc.(2)	3,500		1,414
Gilead Sciences, Inc.	13,000		1,522
HCA Holdings, Inc.(2)	15,000		1,361
St. Jude Medical, Inc.	19,000		1,388
UnitedHealth Group, Inc.	12,000		1,464
Zimmer Biomet Holdings, Inc.	12,000		1,311

			11,300

	SHARES	VALUE
Industrials—7.8%
Alaska Air Group, Inc.	23,000	$1,482
FedEx Corp.	8,000	1,363
L-3 Communications Holdings, Inc.	11,000	1,247
Parker Hannifin Corp.	12,000	1,396
Southwest Airlines Co.	42,000	1,390
Trinity Industries, Inc.	53,000	1,401
United Rentals, Inc.(2)	14,000	1,226

		9,505

Information Technology—10.1%
Apple, Inc.	11,000	1,380
EMC Corp.	56,000	1,478
Facebook, Inc. Class A(2)	16,000	1,372
Google, Inc. Class A(2)	800	432
Google, Inc. Class C(2)	1,905	992
Intel Corp.	47,000	1,429
MasterCard, Inc. Class A	15,000	1,402
Micron Technology, Inc.(2)	75,000	1,413
QUALCOMM, Inc.	22,000	1,378
Western Digital Corp.	13,000	1,019

		12,295

Materials—3.1%
CF Industries Holdings, Inc.	22,500	1,446
Hi-Crush Partners LP	25,980	797
Mosaic Co. (The)	31,000	1,453

		3,696

Telecommunication Services—1.2%
Verizon Communications, Inc.	32,000	1,491
TOTAL COMMON STOCKS (Identified Cost $54,722)		71,051

AFFILIATED MUTUAL FUND—0.3%
Virtus Credit Opportunities Fund	33,020	329
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $330)		329
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $102,808)		119,751	(13)

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Fund—0.9%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.140%)	1,042,599	1,043
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,043)		1,043
TOTAL INVESTMENTS—99.6% (Identified Cost $103,851)		120,794	(1)
Other assets and liabilities, net—0.4%		435

NET ASSETS—100.0%		$121,229

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2015 (Unaudited)

($ reported in thousands)

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2015, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2015.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $12,077 or 10.0% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	Illiquid security.
(9)	Value shown as par value.
(10)	This loan will settle after June 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(13)	All or a portion segregated as collateral for unsettled loan transactions.

Foreign Currencies:

CLP	Chilean Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble

Country Weightings†
United States	90%
Australia	1
Germany	1
Liberia	1
Luxembourg	1
Sweden	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of June 30, 2015

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2015 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,962	$—	$2,962
Corporate Bonds and Notes	23,694	—	23,694
Foreign Government Securities	1,059	—	1,059
Loan Agreements	1,164	—	1,164
Mortgage-Backed Securities	16,133	—	16,133
Municipal Bonds	1,881	—	1,881
U.S. Government Securities	770	—	770
Equity Securities:
Common Stocks	71,051	71,051	—
Preferred Stocks	708	118	590
Affiliated Mutual Fund	329	329	—
Short-Term Investments	1,043	1,043	—

Total Investments	$120,794	$72,541	$48,253

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2015.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Capital Growth Series	Equity Trend Series	Growth & Income Series
Assets
Investment in securities at value(1)	$218,610	$14,686	$128,942
Receivables
Investment securities sold	3,310	479	3,014
Dividends and interest	153	13	72
Tax reclaims	4	—	—
Prepaid expenses	1	46	2
Prepaid trustee retainer	14	1	9
Other assets	319	38	196

Total assets	222,411	15,263	132,235

Liabilities
Payables
Series shares repurchased	322	1	121
Investment securities purchased	3,512	—	2,802
Investment advisory fee	96	6	52
Administration fees	24	2	15
Transfer agent fees and expenses	1	1	1
Trustees’ fees and expenses	4	—	3
Professional fees	27	—	28
Distribution and service fees	48	3	27
Trustee deferred compensation plan	319	38	196
Other accrued expenses	28	3	27

Total liabilities	4,381	54	3,272

Net Assets	$218,030	$15,209	$128,963

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$165,839	$16,913	$88,011
Accumulated undistributed net investment income (loss)	(196)	(169)	40
Accumulated undistributed net realized gain (loss)	(30,020)	(1,087)	11,119
Net unrealized appreciation (depreciation)	82,407	(448)	29,793

Net Assets	$218,030	$15,209	$128,963

Class A
Net asset value and offering price per share	$24.44	$11.84	$16.14

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	8,919,609	1,270,001	7,989,366

Net assets	$218,030	$15,032	$128,963

Class I
Net asset value per share	$—	$11.87	$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	—	14,915	—

Net assets	$—	$177	$—

(1) Investments in securities at cost	$136,203	$15,134	$99,149

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	International Series	Multi-Sector Fixed Income Series	Real Estate Securities Series
Assets
Investment in securities at value(1)	$245,246	$148,580	$90,412
Foreign currency at value(2)	—	1	—
Cash	—	468	—
Receivables
Investment securities sold	—	525	—
Series shares sold	49	5	129
Dividends and interest	655	1,654	407
Tax reclaims	928	1	—
Prepaid expenses	1	1	—	(3)
Prepaid trustee retainer	16	9	7
Other assets	379	219	150

Total assets	247,274	151,463	91,105

Liabilities
Payables
Series shares repurchased	49	53	9
Investment securities purchased	—	2,523	91
Investment advisory fee	140	53	50
Administration fees	29	17	10
Transfer agent fees and expenses	1	1	2
Trustees’ fees and expenses	6	4	2
Professional fees	41	31	21
Distribution and service fees	52	31	19
Trustee deferred compensation plan	379	219	150
Other accrued expenses	51	34	16

Total liabilities	748	2,966	370

Net Assets	$246,526	$148,497	$90,735

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$178,691	$153,701	$48,888
Accumulated undistributed net investment income (loss)	2,230	966	495
Accumulated undistributed net realized gain (loss)	1,978	(4,453)	6,370
Net unrealized appreciation (depreciation)	63,627	(1,717)	34,982

Net Assets	$246,526	$148,497	$90,735

Class A
Net asset value and offering price per share	$16.33	$9.26	$24.43

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	15,086,093	16,014,362	3,708,569

Net assets	$246,428	$148,285	$90,607

Class I
Net asset value per share	$16.32	$9.25	$24.40

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	5,974	22,919	5,219

Net assets	$98	$212	$128

(1) Investments in securities at cost	$181,572	$150,296	$55,430
(2) Foreign currency at cost	$—	$1	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Assets
Investment in securities at value(1)	$63,472	$104,939	$120,794
Foreign currency at value(2)	—	—	—	(3)
Cash	—	—	7
Receivables
Investment securities sold	—	—	2,816
Series shares sold	—	2	—
Dividends and interest	24	33	468
Prepaid expenses	4	—	1
Prepaid trustee retainer	4	7	8
Other assets	91	157	183

Total assets	63,595	105,138	124,277

Liabilities
Payables
Series shares repurchased	76	20	87
Investment securities purchased	240	—	2,644
Investment advisory fee	34	62	48
Administration fees	7	12	2
Transfer agent fees and expenses	1	1	1
Trustees’ fees and expenses	1	2	3
Professional fees	21	20	27
Distribution and service fees	13	22	25
Trustee deferred compensation plan	91	157	183
Other accrued expenses	16	17	28

Total liabilities	500	313	3,048

Net Assets	$63,095	$104,825	$121,229

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$39,522	$70,766	$98,020
Accumulated undistributed net investment income (loss)	(164)	35	105
Accumulated undistributed net realized gain (loss)	2,489	7,389	6,160
Net unrealized appreciation (depreciation)	21,248	26,635	16,944

Net Assets	$63,095	$104,825	$121,229

Class A
Net asset value and offering price per share	$21.74	$17.14	$13.78

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	2,885,556	6,114,718	8,795,590

Net assets	$62,727	$104,825	$121,229

Class I
Net asset value per share	$21.86	$—	$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	16,844	—	—

Net assets	$368	$—	$—

(1) Investments in securities at cost	$42,223	$78,304	$103,851
(2) Foreign currency at cost	$—	$—	$—	(3)
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	Capital Growth Series	Equity Trend Series	Growth & Income Series
Investment Income
Dividends	$1,181	$65	$1,136
Foreign taxes withheld	(3)	— (1)	(6)

Total investment income	1,178	65	1,130

Expenses
Investment advisory fee	770	140	472
Administration fee	135	16	84
Distribution and service fees	275	32	169
Transfer agent fees and expenses	1	1	1
Custodian fees	2	1	1
Printing fees and expenses	21	3	16
Professional fees	33	17	32
Trustees’ fees and expenses	48	21	30
Miscellaneous expenses	35	7	32

Total expenses	1,320	238	837
Less expenses reimbursed by investment advisor	(180)	(14)	(149)

Net expenses	1,140	224	688

Net investment income (loss)	38	(159)	442

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	8,230	(510)	11,485
Net change in unrealized appreciation (depreciation) on investments	7,175	(816)	(12,603)

Net gain (loss) on investments	15,405	(1,326)	(1,118)

Net increase (decrease) in net assets resulting from operations	$15,443	$(1,485)	$(676)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	International Series	Multi-Sector Fixed Income Series	Real Estate Securities Series
Investment Income
Dividends	$6,589	$57	$1,692
Interest	—	4,554	—
Foreign taxes withheld	(513)	(3)	—

Total investment income	6,076	4,608	1,692

Expenses
Investment advisory fee	972	376	386
Administration fee	161	93	64
Distribution and service fees	325	188	128
Transfer agent fees and expenses	1	1	2
Custodian fees	32	5	1
Printing fees and expenses	31	15	10
Professional fees	47	34	25
Trustees’ fees and expenses	60	36	23
Miscellaneous expenses	57	33	19

Total expenses	1,686	781	658
Less expenses reimbursed by investment advisor	(120)	(57)	(49)

Net expenses	1,566	724	609

Net investment income	4,510	3,884	1,083

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,623	(2,745)	7,801
Net realized gain (loss) on foreign currency transactions	(38)	(19)	—
Net change in unrealized appreciation (depreciation) on investments	(6,778)	2,031	(13,955)
Net change in unrealized appreciation (depreciation) on foreign currency translations	29	12	—

Net loss on investments	(4,164)	(721)	(6,154)

Net increase (decrease) in net assets resulting from operations	$346	$3,163	$(5,071)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)

($ reported in thousands)

	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Investment Income
Dividends	$295	$911	$634
Interest	—	—	1,109
Foreign taxes withheld	—	(2)	(4)

Total investment income	295	909	1,739

Expenses
Investment advisory fee	265	484	376
Administration fee	39	67	77
Distribution and service fees	78	135	157
Transfer agent fees and expenses	1	1	1
Custodian fees	1	1	3
Printing fees and expenses	7	10	12
Professional fees	20	24	31
Trustees’ fees and expenses	14	24	29
Miscellaneous expenses	17	17	24

Total expenses	442	763	710
Less expenses reimbursed by investment advisor	(58)	(110)	(80)

Net expenses	384	653	630

Net investment income (loss)	(89)	256	1,109

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,498	7,399	6,412
Net realized gain (loss) on foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on investments	1,271	(6,651)	(7,526)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	1

Net gain (loss) on investments	3,769	748	(1,113)

Net increase (decrease) in net assets resulting from operations	$3,680	$1,004	$(4)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Capital Growth Series		Equity Trend Series		Growth & Income Series
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$38	$(22)	$(159)	$98	$442	$1,313
Net realized gain (loss)	8,230	17,985	(510)	2,211	11,485	15,723
Net change in unrealized appreciation (depreciation)	7,175	5,404	(816)	(2,226)	(12,603)	(3,833)

Increase (decrease) in net assets resulting from operations	15,443	23,367	(1,485)	83	(676)	13,203

From Distributions to Shareholders
Net investment income, Class A	—	(131)	—	(103)	(400)	(1,320)
Net investment income, Class I	—	—	—	(1)	—	—
Net realized short-term gains, Class A	—	—	—	(551)	(146)	(227)
Net realized short-term gains, Class I	—	—	—	(4)	—	—
Net realized long-term gains, Class A	—	—	—	(2,182)	(4,712)	(13,694)
Net realized long-term gains, Class I	—	—	—	(16)	—	—

Decrease in net assets from distributions to shareholders	—	(131)	—	(2,857)	(5,258)	(15,241)

From Share Transactions
Sale of shares
Class A	1,602	3,467	3,611	30,572	632	1,764
Class I	—	—	— (1)	147	—	—
Reinvestment of distributions
Class A	—	131	—	2,836	5,258	15,241
Class I	—	—	—	21	—	—
Shares repurchased
Class A	(16,053)	(28,060)	(23,786)	(12,684)	(10,115)	(26,228)
Class I	—	—	(88)	(11)	—	—

Increase (decrease) in net assets from share transactions	(14,451)	(24,462)	(20,263)	20,881	(4,225)	(9,223)

Net increase (decrease) in net assets	992	(1,226)	(21,748)	18,107	(10,159)	(11,261)

Net Assets
Beginning of period	217,038	218,264	36,957	18,850	139,122	150,383

End of period	$218,030	$217,038	$15,209	$36,957	$128,963	$139,122

Accumulated undistributed net investment income (loss) at end of period	$(196)	$(234)	$(169)	$(10)	$40	$(2)

Shares
Sales of shares
Class A	67	166	295	2,224	37	99
Class I	—	—	— (2)	11	—	—
Reinvestment of distributions
Class A	—	6	—	222	319	880
Class I	—	—	—	2	—	—
Shares repurchased
Class A	(671)	(1,341)	(1,948)	(930)	(592)	(1,480)
Class I	—	—	(7)	(1)	—	—

Net Increase/(Decrease)	(604)	(1,169)	(1,660)	1,528	(236)	(501)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Series		Multi-Sector Fixed Income Series		Real Estate Securities Series
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,510	$10,858	$3,884	$8,404	$1,083	$1,110
Net realized gain (loss)	2,585	20,221	(2,764)	1,029	7,801	12,433
Net change in unrealized appreciation (depreciation)	(6,749)	(40,249)	2,043	(5,795)	(13,955)	13,589

Increase (decrease) in net assets resulting from operations	346	(9,170)	3,163	3,638	(5,071)	27,132

From Distributions to Shareholders
Net investment income, Class A	(2,515)	(11,031)	(2,941)	(8,108)	(672)	(1,131)
Net investment income, Class I	(1)	(5)	(4)	(9)	(1)	(2)
Net realized short-term gains, Class A	— (1)	— (1)	—	—	(127)	(445)
Net realized short-term gains, Class I	— (1)	— (1)	—	—	— (1)	(1)
Net realized long-term gains, Class A	(2,382)	(2,690)	—	—	(3,398)	(11,391)
Net realized long-term gains, Class I	(1)	(1)	—	—	(5)	(14)

Decrease in net assets from distributions to shareholders	(4,899)	(13,727)	(2,945)	(8,117)	(4,203)	(12,984)

From Share Transactions
Sale of shares
Class A	2,332	5,432	5,072	11,880	6,573	11,894
Class I	1	3	8	100	—	—
Reinvestment of distributions
Class A	4,897	13,722	2,941	8,107	4,197	12,967
Class I	2	5	4	10	6	17
Shares repurchased
Class A	(17,530)	(52,712)	(14,860)	(32,596)	(16,409)	(24,280)
Class I	(1)	(5)	(24)	(3)	— (1)	— (1)

Increase (decrease) in net assets from share transactions	(10,299)	(33,555)	(6,859)	(12,502)	(5,633)	598

Net increase (decrease) in net assets	(14,852)	(56,452)	(6,641)	(16,981)	(14,907)	14,746

Net Assets
Beginning of period	261,378	317,830	155,138	172,119	105,642	90,896

End of period	$246,526	$261,378	$148,497	$155,138	$90,735	$105,642

Accumulated undistributed net investment income (loss) at end of period	$2,230	$237	$966	$28	$495	$84

Shares
Sales of shares
Class A	136	294	538	1,213	232	439
Class I	— (2)	— (2)	1	10	—	—
Reinvestment of distributions
Class A	294	777	317	849	169	477
Class I	— (2)	— (2)	1	1	— (2)	1
Shares repurchased
Class A	(1,020)	(2,821)	(1,583)	(3,345)	(593)	(908)
Class I	— (2)	— (2)	(3)	— (2)	— (2)	— (2)

Net Increase/(Decrease)	(590)	(1,750)	(729)	(1,272)	(192)	9

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(89)	$(387)	$256	$689	$1,109	$2,536
Net realized gain (loss)	2,498	5,697	7,399	12,882	6,412	8,997
Net change in unrealized appreciation (depreciation)	1,271	(2,457)	(6,651)	(12,636)	(7,525)	(1,826)

Increase (decrease) in net assets resulting from operations	3,680	2,853	1,004	935	(4)	9,707

From Distributions to Shareholders
Net investment income, Class A	—	—	(250)	(686)	(935)	(2,822)
Net investment income, Class I	—	—	—	—	—	—
Net realized short-term gains, Class A	(229)	—	—	—	(238)	(172)
Net realized short-term gains, Class I	(1)	—	—	—	—	—
Net realized long-term gains, Class A	(475)	(6,216)	(98)	(5,790)	(3,163)	(7,372)
Net realized long-term gains, Class I	(3)	(26)	—	—	—	—

Decrease in net assets from distributions to shareholders	(708)	(6,242)	(348)	(6,476)	(4,336)	(10,366)

From Share Transactions
Sale of shares
Class A	560	961	305	807	906	533
Class I	181	131	—	—	—	—
Reinvestment of distributions
Class A	704	6,216	348	6,476	4,336	10,366
Class I	4	26	—	—	—	—
Shares repurchased
Class A	(4,981)	(11,262)	(9,514)	(24,064)	(9,146)	(18,220)
Class I	(103)	(10)	—	—	—	—

Increase (decrease) in net assets from share transactions	(3,635)	(3,938)	(8,861)	(16,781)	(3,904)	(7,321)

Net increase (decrease) in net assets	(663)	(7,327)	(8,205)	(22,322)	(8,244)	(7,980)

Net Assets
Beginning of period	63,758	71,085	113,030	135,352	129,473	137,453

End of period	$63,095	$63,758	$104,825	$113,030	$121,229	$129,473

Accumulated undistributed net investment income (loss) at end of period	$(164)	$(74)	$35	$32	$105	$(70)

Shares
Sales of shares
Class A	26	47	18	48	63	36
Class I	9	6	—	—	—	—
Reinvestment of distributions
Class A	32	300	20	375	311	712
Class I	— (1)	1	—	—	—	—
Shares repurchased
Class A	(235)	(551)	(559)	(1,425)	(633)	(1,234)
Class I	(5)	(1)	—	—	—	—

Net Increase/(Decrease)	(173)	(198)	(521)	(1,002)	(259)	(486)

(1)	Amount is less than 500 Shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Capital Growth Series
Class A
1/1/15 to 6/30/15(9)	$22.79	—	1.65	1.65	—	—	—	1.65	$24.44	7.24	%(6)	$218,030	1.03	%(5)	1.21	%(5)	0.04	%(5)	9	%(6)
1/1/14 to 12/31/14	20.41	(0.00)	2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73		217,038	1.03		1.19		(0.01)		29
1/1/13 to 12/31/13	15.82	0.04	4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14		0.19		30
1/1/12 to 12/31/12	13.99	0.11	1.81	1.92	(0.09)	—	(0.09)	1.83	15.82	13.76		189,975	0.96	(7)	1.13		0.68		16
1/1/11 to 12/31/11	14.67	0.01	(0.68)	(0.67)	(0.01)	—	(0.01)	(0.68)	13.99	(4.60)		189,689	0.95		1.15		0.04		127
1/1/10 to 12/31/10	12.83	0.05	1.85	1.90	(0.06)	—	(0.06)	1.84	14.67	14.88		228,109	0.95		1.05		0.36		166
Equity Trend Series
Class A
1/1/15 to 6/30/15(9)	$12.55	(0.07)	(0.64)	(0.71)	—	—	—	(0.71)	$11.84	(5.66	)%(6)	$15,032	1.70	%(5)	1.82	%(5)	(1.23	)%(5)	223	%(6)
1/1/14 to 12/31/14	13.30	0.04	0.27	0.31	(0.05)	(1.01)	(1.06)	(0.75)	12.55	2.23		36,680	1.70	(8)	1.65		0.32		473
1/1/13 to 12/31/13	10.41	0.06	2.92	2.98	(0.05)	(0.04)	(0.09)	2.89	13.30	28.71		18,710	1.70		1.79		0.52		108
1/1/12 to 12/31/12	9.49	0.15	0.86	1.01	(0.09)	—	(0.09)	0.92	10.41	10.69		4,958	1.70		2.07		1.50		272
2/14/11(4) to 12/31/11	10.00	0.08	(0.52)	(0.44)	(0.07)	—	(0.07)	(0.51)	9.49	(4.47	)(6)	1,250	1.70	(5)	7.31	(5)	0.98	(5)	249	(6)

Class I
1/1/15 to 6/30/15(9)	$12.57	(0.05)	(0.65)	(0.70)	—	—	—	(0.70)	$11.87	(5.49	)%(6)	$177	1.45	%(5)	1.60	%(5)	(0.90	)%(5)	223	%(6)
1/1/14 to 12/31/14	13.30	0.05	0.29	0.34	(0.06)	(1.01)	(1.07)	(0.73)	12.57	2.39		277	1.45	(8)	1.41		0.40		473
4/30/13(4) to 12/31/13	11.69	0.07	1.66	1.73	(0.08)	(0.04)	(0.12)	1.61	13.30	14.64	(6)	140	1.45	(5)	1.50	(5)	0.89	(5)	108
Growth & Income Series
Class A
1/1/15 to 6/30/15(9)	$16.91	0.06	(0.15)	(0.09)	(0.05)	(0.63)	(0.68)	(0.77)	$16.14	(0.59	)%(6)	$128,963	0.98	%(5)	1.24	%(5)	0.66	%(5)	35	%(6)
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	(1.82)	(1.99)	(0.32)	16.91	9.64		139,122	0.98		1.20		0.91		53
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	(1.50)	3.00	17.23	31.81		150,383	0.98		1.14		0.84		54
1/1/12 to 12/31/12	12.51	0.12	1.73	1.85	(0.13)	—	(0.13)	1.72	14.23	14.77		137,385	0.91	(7)	1.14		0.83		73
1/1/11 to 12/31/11	12.82	0.09	(0.30)	(0.21)	(0.10)	—	(0.10)	(0.31)	12.51	(1.66)		148,283	0.90		1.16		0.69		36
1/1/10 to 12/31/10	11.49	0.11	1.34	1.45	(0.12)	—	(0.12)	1.33	12.82	12.83		189,361	0.90		1.07		0.98		39
International Series
Class A
1/1/15 to 6/30/15(9)	$16.67	0.30	(0.31)	(0.01)	(0.17)	(0.16)	(0.33)	(0.34)	$16.33	(0.10	)%(6)	$246,428	1.18	%(5)	1.30	%(5)	3.47	%(5)	6	%(6)
1/1/14 to 12/31/14	18.23	0.67	(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)		261,281	1.18		1.26		3.60		9
1/1/13 to 12/31/13	17.30	0.35	0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18		1.18		1.97		11
1/1/12 to 12/31/12	15.28	0.41	2.06	2.47	(0.45)	—	(0.45)	2.02	17.30	16.52		341,717	1.06	(7)	1.18		2.53		13
1/1/11 to 12/31/11	16.45	0.47	(1.21)	(0.74)	(0.43)	—	(0.43)	(1.17)	15.28	(4.57)		335,529	1.03		1.19		2.91		17
1/1/10 to 12/31/10	14.86	0.35	1.61	1.96	(0.37)	—	(0.37)	1.59	16.45	13.47		403,607	1.03		1.08		2.36		24

Class I
1/1/15 to 6/30/15(9)	$16.65	0.32	(0.30)	0.02	(0.19)	(0.16)	(0.35)	(0.33)	$16.32	0.09	%(6)	$98	0.93	%(5)	1.05	%(5)	3.75	%(5)	6	%(6)
1/1/14 to 12/31/14	18.22	0.69	(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)		97	0.93		1.01		3.71		9
4/30/13(4) to 12/31/13	18.40	0.18	0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17	(6)	104	0.93	(5)	0.93	(5)	1.54	(5)	11

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Fixed Income Series
Class A
1/1/15 to 6/30/15(9)	$9.25	0.24	(0.04)	0.20	(0.19)	—	(0.19)	0.01	$9.26	2.13	%(6)	$148,285	0.94	%(5)	1.04	%(5)	5.16	%(5)	33	%(6)
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	(0.48)	(0.29)	9.25	1.90		154,915	0.94		1.01		4.93		48
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	(0.34)	9.54	2.25		171,995	0.94		0.96		5.23		56
1/1/12 to 12/31/12	9.18	0.58	0.74	1.32	(0.62)	—	(0.62)	0.70	9.88	14.69		203,775	0.78	(7)	0.94		5.94		85
1/1/11 to 12/31/11	9.55	0.63	(0.34)	0.29	(0.66)	—	(0.66)	(0.37)	9.18	2.99		197,016	0.75		0.97		6.50		39
1/1/10 to 12/31/10	8.98	0.61	0.65	1.26	(0.69)	—	(0.69)	0.57	9.55	14.36		227,860	0.75		0.85		6.48		56

Class I
1/1/15 to 6/30/15(9)	$9.24	0.25	(0.04)	0.21	(0.20)	—	(0.20)	0.01	$9.25	2.26	%(6)	$212	0.69	%(5)	0.79	%(5)	5.39	%(5)	33	%(6)
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	(0.51)	(0.29)	9.24	2.16		223	0.69		0.76		5.19		48
4/30/13(4) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	(0.66)	9.53	(0.89	)(6)	124	0.69	(5)	0.71	(5)	5.54	(5)	56
Real Estate Securities Series
Class A
1/1/15 to 6/30/15(9)	$27.05	0.29	(1.72)	(1.43)	(0.19)	(1.00)	(1.19)	(2.62)	$24.43	(5.36	)%(6)	$90,607	1.16	%(5)	1.28	%(5)	2.10	%(5)	12	%(6)
1/1/14 to 12/31/14	23.33	0.29	7.00	7.29	(0.31)	(3.26)	(3.57)	3.72	27.05	31.62		105,508	1.16		1.27		1.10		22
1/1/13 to 12/31/13	27.78	0.34	(0.05)	0.29	(0.43)	(4.31)	(4.74)	(4.45)	23.33	0.90		90,794	1.16		1.22		1.20		26
1/1/12 to 12/31/12	26.18	0.30	4.10	4.40	(0.29)	(2.51)	(2.80)	1.60	27.78	16.98		102,399	1.11	(7)	1.20		1.03		18
1/1/11 to 12/31/11	25.43	0.24	2.25	2.49	(0.19)	(1.55)	(1.74)	0.75	26.18	9.87		103,114	1.10		1.22		0.90		22
1/1/10 to 12/31/10	20.25	0.28	5.35	5.63	(0.45)	—	(0.45)	5.18	25.43	28.00		110,769	1.10		1.11		1.23		36

Class I
1/1/15 to 6/30/15(9)	$27.02	0.33	(1.72)	(1.39)	(0.23)	(1.00)	(1.23)	(2.62)	$24.40	(5.23	)%(6)	$128	0.91	%(5)	1.03	%(5)	2.38	%(5)	12	%(6)
1/1/14 to 12/31/14	23.30	0.34	7.02	7.36	(0.38)	(3.26)	(3.64)	3.72	27.02	31.98		134	0.91		1.02		1.30		22
4/30/13(4) to 12/31/13	30.96	0.23	(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	(7.66)	23.30	(10.45	)(6)	102	0.91	(5)	0.98	(5)	1.23	(5)	26
Small-Cap Growth Series
Class A
1/1/15 to 6/30/15(9)	$20.73	(0.03)	1.29	1.26	—	(0.25)	(0.25)	1.01	$21.74	6.04	%(6)	$62,727	1.19	%(5)	1.42	%(5)	(0.29	)%(5)	5	%(6)
1/1/14 to 12/31/14	21.72	(0.13)	1.29	1.16	—	(2.15)	(2.15)	(0.99)	20.73	5.50		63,483	1.19		1.38		(0.62)		20
1/1/13 to 12/31/13	15.66	(0.12)	6.39	6.27	(0.05)	(0.16)	(0.21)	6.06	21.72	40.20		70,948	1.19		1.33		(0.63)		28
1/1/12 to 12/31/12	14.03	0.07	1.59	1.66	(0.03)	—	(0.03)	1.63	15.66	11.81		59,898	1.07	(7)	1.32		0.44		16
1/1/11 to 12/31/11	13.24	(0.02)	2.23	2.21	—	(1.42)	(1.42)	0.79	14.03	16.59		64,868	1.05		1.35		(0.15)		35
1/1/10 to 12/31/10	11.66	(0.07)	1.65	1.58	—	—	—	1.58	13.24	13.53		68,463	1.05		1.33		(0.55)		179

Class I
1/1/15 to 6/30/15(9)	$20.82	(0.01)	1.30	1.29	—	(0.25)	(0.25)	1.04	$21.86	6.16	%(6)	$368	0.94	%(5)	1.18	%(5)	(0.13	)%(5)	5	%(6)
1/1/14 to 12/31/14	21.75	(0.07)	1.29	1.22	—	(2.15)	(2.15)	(0.93)	20.82	5.78		275	0.94		1.14		(0.34)		20
4/30/13(4) to 12/31/13	17.29	(0.03)	4.70	4.67	(0.05)	(0.16)	(0.21)	4.46	21.75	26.28	(6)	137	0.94	(5)	1.07	(5)	(0.23	)(5)	28

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Small-Cap Value Series
Class A
1/1/15 to 6/30/15(9)	$17.03	0.04	0.13	0.17	(0.04)	(0.02)	(0.06)	0.11	$17.14	0.98	%(6)	$104,825	1.20	%(5)	1.42	%(5)	0.47	%(5)	9	%(6)
1/1/14 to 12/31/14	17.72	0.10	0.24	0.34	(0.11)	(0.92)	(1.03)	(0.69)	17.03	1.83		113,030	1.20		1.41		0.61		26
1/1/13 to 12/31/13	12.66	0.04	5.11	5.15	(0.09)	—	(0.09)	5.06	17.72	40.77		135,352	1.20		1.35		0.25		14
1/1/12 to 12/31/12	11.99	0.29	0.67	0.96	(0.29)	—	(0.29)	0.67	12.66	8.13		118,741	1.29	(7)	1.34		2.29		17
1/1/11 to 12/31/11	12.33	0.12	0.48	0.60	(0.10)	(0.84)	(0.94)	(0.34)	11.99	4.54		129,907	1.30		1.36		0.95		22
1/1/10 to 12/31/10	10.55	0.15	1.69	1.84	(0.06)	—	(0.06)	1.78	12.33	17.40		151,281	1.30		1.41		1.34		69
Strategic Allocation Series
Class A
1/1/15 to 6/30/15(9)	$14.30	0.13	(0.14)	(0.01)	(0.11)	(0.40)	(0.51)	(0.52)	$13.78	(0.11	)%(6)	$121,229	0.98	%(5)	1.13	%(5)	1.77	%(5)	31	%(6)
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	(1.19)	(0.11)	14.30	7.51		129,473	0.98		1.11		1.89		47
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	(1.47)	0.93	14.41	17.99		137,453	0.98		1.06		1.88		49
1/1/12 to 12/31/12	12.17	0.29	1.33	1.62	(0.31)	—	(0.31)	1.31	13.48	13.42		135,046	0.87	(7)	1.05		2.18		72
1/1/11 to 12/31/11	12.22	0.30	(0.06)	0.24	(0.29)	—	(0.29)	(0.05)	12.17	1.91		138,124	0.85		1.07		2.39		43
1/1/10 to 12/31/10	11.11	0.30	1.14	1.44	(0.33)	—	(0.33)	1.11	12.22	13.20		158,322	0.85		0.96		2.61		42

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date
(5)	Annualized
(6)	Not Annualized
(7)	Blended net expense ratio due to a change in expense limitation agreements during the fiscal year.
(8)	See Note 3D in the Notes to Financial Statements for information on recapture of expense previously waived.
(9)	Unaudited.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (Unaudited)

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each reported in this semiannual report. Each Series’ investment objective is outlined below.

Series Name	Each Series Seeks to Provide
Capital Growth Series	Long-term growth of capital
Equity Trend Series	Long-term capital appreciation
Growth and Income Series	Capital appreciation and current income
International Series	High total return consistent with reasonable risk
Multi-Sector Fixed Income Series	Long-term total return
Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis
Small-Cap Growth Series	Long-term capital growth
Small-Cap Value Series	Long-term capital appreciation
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Each Series offers Class A shares. The Equity Trend Series, International Series, Multi-Sector Fixed Income Series, Real Estate Securities Series, and Small-Cap Growth Series also offer Class I shares.

Note 2—Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2011 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expense to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2015, the Series only held assignment loans.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its services to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70	0.65	0.60
International Series	0.75	0.70	0.65
Multi-Sector Fixed Income Series	0.50	0.45	0.40
Strategic Allocation Series	0.60	0.55	0.50

	First $1 Billion	Next $1 Billion	Over $2 Billion
Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
Small-Cap Value Series	0.90%	0.85%	0.80%

		Rate
Equity Trend Series		1.00%

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

B.	Subadvisers

The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Capital Growth Series	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)*
Equity Trend Series	Euclid Advisors LLC (“Euclid”)*
Growth & Income Series	Euclid*
International Series	Aberdeen Asset Management Inc.

Series	Subadviser
Multi-Sector Fixed Income Series	Newfleet Asset Management, LLC (“NF”)*
Real Estate Securities Series	Duff & Phelps Investment Management Co.*
Small-Cap Growth Series	KAR*
Small-Cap Value Series	KAR*
Strategic Allocation Series:
Equity Portfolio	Euclid*
Fixed Income Portfolio	NF*

*	An indirect wholly owned subsidiary of Virtus.

C.	Expense Limits

The Adviser has extended the contractual agreement to limit total operating expenses of certain Series of the Trust through April 30, 2016 (excluding front-end or contingent deferred loads, interest, taxes, leverage expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the following percentages of average net assets:

	Maximum Total Operating Expenses
	Class A	Class I
Capital Growth Series	1.03%	—
Equity Trend Series	1.70	1.45%
Growth & Income Series	0.98	—
International Series	1.18	0.93
Multi-Sector Fixed Income Series	0.94	0.69
Real Estate Securities Series	1.16	0.91
Small-Cap Growth Series	1.19	0.94
Small-Cap Value Series	1.20	—
Strategic Allocation Series	0.98	—

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2015	2016	2017	Total
Capital Growth Series	$334	$211	$336	$881
Equity Trend Series	8	9	—	17
Growth & Income Series	335	231	312	878
International Series	407	—	252	659
Multi-Sector Fixed Income Series	327	34	115	476
Real Estate Securities Series	95	57	109	261
Small-Cap Growth Series	155	88	121	364
Small-Cap Value Series	69	194	245	508
Strategic Allocation Series	253	112	171	536

E.	Administrator and Distributor

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator to the Series.

For the six months ended June 30, 2015 (the “period”), the Series incurred administration fees totaling $604 which are included in the Statements of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2015, the Series incurred distribution fees totaling $1,487 which are included in the Statements of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

F.	Affiliated Accounts

At June 30, 2015, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Equity Trend Series
Class I	9,345	$111
International Series
Class I	5,974	98
Multi-Sector Fixed Income Series
Class I	11,194	104
Real Estate Securities Series
Class I	4,590	112
Small-Cap Growth Series
Class I	6,487	142

G.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds or variable annuities selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2015.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended June 30, 2015, were as follows:

	Purchases	Sales
Capital Growth Series	$20,436	$34,981
Equity Trend Series	41,804	62,791
Growth and Income Series	47,402	57,067
International Series	15,860	24,643
Multi-Sector Fixed Income Series	38,256	45,824
Real Estate Securities Series	11,690	18,176
Small-Cap Growth Series	2,991	9,440
Small-Cap Value Series	9,375	20,154
Strategic Allocation Series	35,607	43,253

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2015, were as follows:

	Purchases	Sales
Multi-Sector Fixed Income Series	$11,151	$8,723
Strategic Allocation Series	3,057	2,998

Note 5—Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

At June 30, 2015, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Capital Growth Series	Information Technology	37%
Equity Trend Series	Consumer Discretionary	30
Small-Cap Growth Series	Information Technology	35
Small-Cap Value Series	Information Technology	28

Note 6—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2015, the Series did not hold any securities that were both illiquid and restricted.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Series enter into contracts that provide a variety of indemnifications to other parties. The Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series and that have not occurred. However, the Series have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have each received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 10—Federal Income Tax Information

($ reported in thousands)

At June 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$136,353	$85,315	$(3,058)	$82,257
Equity Trend Series	15,137	185	(636)	(451)
Growth & Income Series	99,413	32,448	(2,919)	29,529
International Series	182,156	79,467	(16,377)	63,090
Multi-Sector Fixed Income Series	150,574	4,222	(6,216)	(1,994)
Real Estate Securities Series	56,833	34,908	(1,329)	33,579
Small-Cap Growth Series	42,223	21,943	(694)	21,249
Small-Cap Value Series	78,304	27,889	(1,254)	26,635
Strategic Allocation Series	104,011	19,263	(2,480)	16,783

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2015 (Unaudited)

The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

	Expiration Year
Series	2016	2017	Total
Capital Growth Series	$11,783	$26,333	$38,116
Multi-Sector Fixed Income Series	—	1,395	1,395

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. Utilization of this capital loss carryover is subject to annual limits.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11—Regulatory Matters and Litigation

From time to time, the Series’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled — In the Matter of F-Squared Investments Inc., the SEC staff informed the Series’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

Note 12—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST

RESULTS OF SHAREHOLDER MEETING

February 20, 2015

(Unaudited)

At a Special Meeting of Shareholders of all Series of Virtus Variable Insurance Trust, held on February 20, 2015, shareholders voted on the following proposals:

Number of Eligible Shares Voted:	For	Against	Abstain
To elect seven trustees to serve on the Board of Trustees (Proposal 1)

George R. Aylward	71,974,523.545	3,376,166.332	0

Thomas J. Brown	72,048,239.254	3,302,450.623	0

Roger A. Gelfenbien	71,952,893.704	3,397,796.173	0

John R. Mallin	72,066,186.880	3,284,502.997	0

Hassell H. McClellan	71,991,659.456	3,359,030.421	0

Philip R. McLoughlin	71,909,455.629	3,441,234.248	0

Geraldine M. McNamara	72,234,861.038	3,115,828.839	0

To permit Virtus Investment Advisers, Inc., as the Series’ investment adviser, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2)

Virtus Capital Growth Series	7,562,222.665	1,289,379.932	623,321.467

Virtus Growth & Income Series	6,460,330.772	1,142,676.547	579,122.429

Virtus International Series	12,498,105.742	1,876,320.081	1,213,991.866

Virtus Multi-Sector Fixed Income Series	13,073,158.236	2,124,570.676	1,479,375.987

Virtus Premium AlphaSector Series (now Virtus Equity Trend Series)	2,601,881.308	154,448.224	167,067.122

Virtus Real Estate Securities Series	3,217,581.761	370,518.560	276,985.223

Virtus Small-Cap Growth Series	2,438,441.994	413,286.370	210,058.338

Virtus Small-Cap Value Series	5,208,154.896	902,937.140	483,184.497

Virtus Strategic Allocation Series	7,048,692.986	1,220,495.931	714,379.127

Shareholders of each Series of the Trust voted to approve the above proposals.

Virtus Premium AlphaSector® Series,

a series of Virtus Variable Insurance Trust (the “Trust”)

Supplement dated May 14, 2015 to the Summary and

Statutory Prospectuses dated April 30, 2015

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 11, 2015

TO THE ABOVE-REFERENCED PROSPECTUSES.

IMPORTANT NOTICE TO INVESTORS

In a Supplement dated May 11, 2015, the Series disclosed that it was to be liquidated in June 2015 and that, in anticipation of that liquidation, the Series expected to begin liquidating its assets and therefore deviate from its previously stated polices during the period prior to liquidation. Further, the Series disclosed that the Adviser had terminated the limited services subadvisory agreement with F-Squared Institutional Advisors, LLC (“F-Squared”) and that all references to F-Squared, and to Alexey Panchekha as portfolio manager, were thereby removed from the Series’ prospectuses.

In response to investor feedback, at a meeting held on May 13, 2015, management of the Trust recommended, and the Board of Trustees of the Trust voted, to halt the liquidation of the Series and instead make the changes to the Series’ name, principal investment strategies and investment advisory fee described in this Supplement and a supplement to the Series’ statement of additional information. In connection with these changes, Virtus Investment Advisers, Inc., the Series’ investment adviser, and Euclid Advisors LLC, the Series’ subadviser, will continue to serve in their respective capacities. F-Squared will remain terminated and have no relationship with the Series going forward, so all references to F-Squared, and to Alexey Panchekha as portfolio manager, are removed from the Series’ prospectuses as previously stated.

Disclosure changes to the Series’ prospectuses are described below and are effective May 14, 2015.

The Series’ name has changed as shown below and all references to the Series throughout the prospectuses are hereby amended to reflect the new name:

Prior Series Name	New Series Name
Virtus Premium AlphaSector Series	Virtus Equity Trend Series

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees(1)	1.00%	1.00%
Distribution and Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.30%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Recapture of Previously Waived Expenses	0.05%	0.05%
Total Annual Series Operating Expenses(3)	1.62%	1.37%

(1)	Restated to reflect current management fee.
(2)	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies.
(3)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the series and do not include acquired fund fees and expenses.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$165	$501	$860	$1,872
Class I	$139	$423	$728	$1,595

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first three paragraphs on page 5 of the statutory prospectus is hereby replaced with the following:

The Series utilizes a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.

The Series has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The Series will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of Series assets.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC, monitors the Series’ allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by removing the disclosure entitled “Correlation to Index Risk,” “Exchange-Traded Funds (ETFs) Risk” and “Fund of Funds Risk.” Also, the second sentence of the disclosure entitled “Sector Focused Investing Risk” is hereby deleted. Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The caption “The Adviser and Subadvisers” in the summary prospectuses and in the summary section of the Series’ statutory prospectus is hereby revised to read “The Adviser and Subadviser” and the disclosure describing the Series’ subadviser is hereby replaced with: “Euclid Advisors LLC (“Euclid”), an affiliate of VIA, is the subadviser to the Series.”

The disclosure under “Portfolio Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

➢	Warun Kumar, Senior Managing Director and Portfolio Manager at VIA, is a manager of the Series. Mr. Kumar has served as a Portfolio Manager of the Series since May 2015.
➢	Amy Robinson, Managing Director at Euclid, is a manager of the Series. Ms. Robinson has served as a Portfolio Manager of the Series since inception in February 2011.

The disclosure under “More About Principal Risks” beginning on page 5 of the statutory prospectus is hereby amended by deleting the sections entitled “Exchange-Traded Funds (“ETFs”) Risk” and “Fund of Funds Risk.” Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

Under “The Adviser” on page 7 of the statutory prospectus, the second and third paragraphs are hereby replaced with the following:

Pursuant to the Investment Advisory Agreement with the Series and subject to the direction of the Trust’s Board of Trustees, VIA is responsible for managing the Series’ investment program in conformity with the stated policies of the Series as described in this prospectus. VIA, with the approval of the Trust’s Board of Trustees, has selected Euclid to serve as subadviser. VIA is responsible for final model specification, portfolio construction, model monitoring and governance, while Euclid monitors the Series’ allocations and is responsible for rebalancing assets to maintain target allocations.

The Series pays VIA an investment management agreement that is accrued daily against the value of the Series’ net assets at the annual rate of 1.00%.

The caption “The Subadvisers” on page 8 of the statutory prospectus is hereby revised to read “The Subadviser” and the description of Euclid is revised by replacing the third sentence with: “As subadviser to the Series, Euclid monitors the Series’ allocations and is responsible for rebalancing assets to maintain target allocations.” Additionally, the last paragraph in this section is replaced with: “From its investment advisory fee, VIA, not the Series, pays Euclid for its subadvisory services at the rate of 20% of the net advisory fee.”

Under biographical information for the portfolio managers under “Portfolio Management” on page 8 of the statutory prospectus is hereby replaced with the following:

Warun Kumar. Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

Amy Robinson. Ms. Robinson is Managing Director of Euclid (since September 2011) and leads Euclid’s equity trading function. She also served in the role for VIA from 1992 to 2011. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As Co-Portfolio Manager of the Series, she is responsible for monitor the Series’ assets and rebalancing assets to maintain target allocations. Ms. Robinson has 35 years of investment experience and is a former president of the Security Traders Association of Connecticut.

All other disclosure concerning the Series, including fees and expenses, remains unchanged from its prospectuses dated April 30, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

VVIT 8510/PASS Changes (5/2015)

Virtus Capital Growth Series,

a series of Virtus Variable Insurance Trust

Supplement dated July 31, 2015 to the Summary and Statutory Prospectuses

and Statement of Additional Information (“SAI”) dated April 30, 2015

IMPORTANT NOTICE TO INVESTORS

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby replaced with the following:

➢	Doug Foreman, CFA, Chief Investment Officer and Director of Equities at Kayne. Mr. Foreman has served as Portfolio Manager of the fund since November 2011.

The disclosure under “Portfolio Management” on page 6 of the fund’s statutory prospectus is hereby replaced with the following:

➢	Doug Foreman, CFA. Mr. Foreman has served as a Portfolio Manager since 2011. Mr. Foreman is Chief Investment Officer, Director of Equities and a member of the Executive Management Committee at Kayne. Before joining Kayne in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (“TCW”) (1994 to 2006).

The disclosure for the fund in the table under “Portfolio Managers” on page 79 of the SAI is hereby amended by removing reference to Gregory Toppe.

The disclosure in the “Other Accounts (No Performance Based Fees)” table on page 80 of the SAI is hereby amended by removing reference to Gregory Toppe.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VVIT CGS PMs (7/2015)

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-367-5877

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-15

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/4/15

*	Print the name and title of each signing officer under his or her signature.